American Century Investments®
Quarterly Portfolio Holdings
Avantis® Responsible Emerging Markets Equity ETF (AVSE)
May 31, 2025

Avantis Responsible Emerging Markets Equity ETF - Schedule of Investments
MAY 31, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 100.2%
Brazil — 4.9%
Allos SA	20,404	79,126
Alpargatas SA, Preference Shares	8,100	12,944
Ambev SA, ADR	33,693	82,211
Americanas SA(1)	92	82
Anima Holding SA	500	369
Armac Locacao Logistica E Servicos SA	100	86
Auren Energia SA	11,500	19,885
Automob Participacoes SA(1)	299	655
Azzas 2154 SA	3,228	25,002
B3 SA - Brasil Bolsa Balcao	38,700	93,917
Banco ABC Brasil SA, Preference Shares	8,526	31,528
Banco BMG SA, Preference Shares	11,600	7,504
Banco Bradesco SA	25,970	63,296
Banco Bradesco SA, ADR	78,235	225,317
Banco BTG Pactual SA	19,600	135,499
Banco do Brasil SA	53,400	218,660
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	10,200	21,561
Banco Pan SA, Preference Shares	20,900	33,436
Banco Santander Brasil SA, ADR	9,393	48,844
BB Seguridade Participacoes SA	22,400	147,532
Bemobi Mobile Tech SA	2,600	8,664
Blau Farmaceutica SA	500	1,225
BR Advisory Partners Participacoes SA	6,500	17,354
C&A Modas SA	12,000	37,493
Caixa Seguridade Participacoes SA	4,000	10,448
Centrais Eletricas Brasileiras SA, ADR(2)	9,818	71,966
Centrais Eletricas Brasileiras SA, Class B Preference Shares	4,600	37,889
Cia Brasileira de Distribuicao(1)	21,500	11,315
Cia de Saneamento de Minas Gerais Copasa MG	7,200	29,998
Cia De Sanena Do Parana	4,300	24,637
Cia De Sanena Do Parana, Preference Shares	45,400	51,834
Cia Energetica de Minas Gerais, ADR	93,034	173,974
Cia Paranaense de Energia - Copel	3,600	7,345
Cia Paranaense de Energia - Copel, ADR(2)	1,643	13,456
Cia Paranaense de Energia - Copel, Preference Shares	35,500	79,323
Cia Paranaense de Energia - Copel, Preference Shares, ADR	6,581	59,097
Construtora Tenda SA	5,200	20,893
CPFL Energia SA	1,800	12,743
Cruzeiro do Sul Educacional SA	200	186
Cury Construtora e Incorporadora SA	11,700	58,587
Cyrela Brazil Realty SA Empreendimentos e Participacoes	15,400	67,260
Desktop SA	100	167
Dexco SA	19,690	18,934
Dexxos Participacoes SA	100	163
Dimed SA Distribuidora da Medicamentos	800	1,220
Direcional Engenharia SA	5,200	36,685
EcoRodovias Infraestrutura e Logistica SA(1)	32,600	38,987
Empreendimentos Pague Menos SA	3,200	1,969
Energisa SA	6,500	54,243

Equatorial Energia SA	16,696	106,665
Even Construtora e Incorporadora SA	3,600	4,532
Ez Tec Empreendimentos e Participacoes SA	8,900	20,634
Fras-Le SA	4,700	21,530
Gerdau SA, ADR	32,032	84,244
GPS Participacoes e Empreendimentos SA	2,400	6,294
Grendene SA	22,000	20,502
Grupo Mateus SA	5,600	7,813
Grupo Multi SA(1)	4,500	826
Grupo SBF SA	7,700	16,573
Guararapes Confeccoes SA(1)	2,400	3,584
Hapvida Participacoes e Investimentos SA(1)	13,500	6,727
Hidrovias do Brasil SA(1)	34,529	19,198
Hospital Mater Dei SA	100	83
Iguatemi SA	12,400	49,409
Inter & Co., Inc., Class A	11,162	79,473
Iochpe Maxion SA	15,100	32,236
Irani Papel e Embalagem SA	16,000	20,757
Isa Energia Brasil SA, Preference Shares	15,200	62,001
Itau Unibanco Holding SA, ADR	79,469	523,701
JHSF Participacoes SA	30,400	28,223
Klabin SA	36,220	116,585
Lavvi Empreendimentos Imobiliarios SA	3,700	7,439
Light SA(1)	10,400	11,274
Localiza Rent a Car SA	9,196	68,976
LOG Commercial Properties e Participacoes SA	1,100	4,045
Log-in Logistica Intermodal SA(1)	1,000	4,460
Lojas Quero-Quero SA	1,900	963
Lojas Renner SA	50,670	159,554
M Dias Branco SA	3,500	14,613
Magazine Luiza SA	8,130	13,092
Mahle Metal Leve SA	5,600	31,380
Marcopolo SA	3,960	4,030
Marcopolo SA, Preference Shares	23,560	29,906
Marisa Lojas SA(1)	8,286	2,130
Mills Locacao Servicos e Logistica SA	6,000	11,088
Motiva Infraestrutura de Mobilidade SA	34,200	80,544
Moura Dubeux Engenharia SA	8,600	30,779
Movida Participacoes SA	26,100	31,578
MRV Engenharia e Participacoes SA(1)	22,800	21,128
Multiplan Empreendimentos Imobiliarios SA	2,900	13,649
Natura & Co. Holding SA(1)	6,200	11,382
Oceanpact Servicos Maritimos SA(1)	200	202
Odontoprev SA	17,320	33,311
Orizon Valorizacao de Residuos SA(1)	100	908
Pagseguro Digital Ltd., Class A	11,380	101,396
Pet Center Comercio e Participacoes SA	38,200	29,053
Plano & Plano Desenvolvimento Imobiliario SA	7,400	19,019
Portobello SA(1)	2,400	2,190
Positivo Tecnologia SA	2,300	1,906
Raia Drogasil SA	31,928	83,511
Randon SA Implementos e Participacoes, Preference Shares	11,400	18,058
Rede D'Or Sao Luiz SA	4,655	30,692
Romi SA	1,282	2,087
Rumo SA(1)	27,400	90,734

Santos Brasil Participacoes SA	40,000	95,393
Sao Martinho SA	12,300	45,140
Sendas Distribuidora SA, ADR(2)	5,448	53,990
Ser Educacional SA	1,100	1,954
Serena Energia SA(1)	22,300	44,682
Simpar SA	4,300	4,022
Smartfit Escola de Ginastica e Danca SA	10,000	41,682
StoneCo Ltd., A Shares(1)	11,131	151,938
Suzano SA, ADR(2)	26,098	226,531
SYN prop e tech SA	500	525
Tegma Gestao Logistica SA	600	3,841
Telefonica Brasil SA, ADR	8,971	89,082
TIM SA, ADR	6,815	115,923
TOTVS SA	2,300	17,187
Transmissora Alianca de Energia Eletrica SA	7,100	43,932
Trisul SA	3,200	4,342
Tupy SA	5,300	17,773
Unifique Telecomunicacoes SA	200	136
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	4,200	19,893
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	13,800	11,847
Vivara Participacoes SA	900	4,082
VTEX, Class A(1)	845	5,416
Vulcabras SA	1,700	6,019
WEG SA	15,700	116,525
Wilson Sons SA	16,100	48,839
Wiz Co.	900	1,136
XP, Inc., Class A	15,188	294,040
YDUQS Participacoes SA	14,000	38,528
Zamp SA(1)	5,219	3,093
		5,899,667
Chile — 0.6%
Aguas Andinas SA, A Shares	36,888	13,330
Banco de Chile	630,440	94,417
Banco de Credito e Inversiones SA	1,077	42,763
Banco Santander Chile, ADR	2,895	69,885
CAP SA(1)	2,791	14,985
Cencosud SA	13,128	44,692
Cencosud Shopping SA	5,339	10,919
Cia Cervecerias Unidas SA, ADR	4,253	57,968
Embotelladora Andina SA, Class B Preference Shares	12,263	53,761
Empresa Nacional de Telecomunicaciones SA	8,237	23,949
Empresas CMPC SA	30,298	48,353
Enel Americas SA	197,811	18,676
Falabella SA	15,473	74,572
Parque Arauco SA	21,404	45,131
Ripley Corp. SA	17,466	8,195
SMU SA	56,251	10,879
Sociedad Quimica y Minera de Chile SA, ADR(1)	1,858	56,539
Vina Concha y Toro SA	16,903	20,520
		709,534
China — 26.4%
361 Degrees International Ltd.	42,000	23,014
3SBio, Inc.(1)	169,000	406,142
AAC Technologies Holdings, Inc.	68,000	314,477
Agile Group Holdings Ltd.(1)(2)	160,000	8,688

Agora, Inc., ADR(1)	5,713	20,453
AK Medical Holdings Ltd.	2,000	1,508
Alibaba Group Holding Ltd., ADR	18,761	2,135,752
Alibaba Health Information Technology Ltd.(1)(2)	20,000	11,429
A-Living Smart City Services Co. Ltd.	22,500	7,954
ANE Cayman, Inc.(1)	36,000	39,138
Anhui Expressway Co. Ltd., H Shares	28,000	43,580
ANTA Sports Products Ltd.	51,200	617,841
Ascletis Pharma, Inc.(1)	43,000	41,919
AsiaInfo Technologies Ltd.	30,000	35,574
Autohome, Inc., ADR	2,096	51,394
BAIC Motor Corp. Ltd., H Shares	154,000	38,797
Baidu, Inc., ADR(1)(2)	564	46,192
Bairong, Inc.(1)(2)	4,500	4,528
Bank of China Ltd., H Shares	542,000	314,038
Bank of Chongqing Co. Ltd., H Shares	38,500	39,659
Bank of Communications Co. Ltd., H Shares	136,000	118,713
Beijing Capital International Airport Co. Ltd., H Shares(1)	56,000	19,790
Beijing Chunlizhengda Medical Instruments Co. Ltd., H Shares(2)	250	349
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	8,000	8,979
BeOne Medicines Ltd.(1)	2,900	55,309
BeOne Medicines Ltd., ADR(1)	170	41,749
Bilibili, Inc., ADR(1)	45	824
Blue Moon Group Holdings Ltd.	61,000	31,142
BOC Aviation Ltd.	9,600	77,526
BOE Varitronix Ltd.	10,000	7,286
Bosideng International Holdings Ltd.	238,000	132,929
Brii Biosciences Ltd.(1)	50,500	11,810
Brilliance China Automotive Holdings Ltd.(2)	266,000	104,699
BYD Co. Ltd., H Shares	25,000	1,242,450
BYD Electronic International Co. Ltd.	4,500	17,754
C&D International Investment Group Ltd.	47,941	85,800
Cango, Inc., ADR(1)(2)	681	3,099
Cathay Group Holdings, Inc.	1,000	174
Central China New Life Ltd.(1)	13,000	2,103
CGN Mining Co. Ltd.	75,000	16,384
Cheerwin Group Ltd.	500	178
China Automotive Systems, Inc.	1,001	4,084
China Bohai Bank Co. Ltd., H Shares(1)	8,500	974
China Chunlai Education Group Co. Ltd.	26,000	13,912
China Cinda Asset Management Co. Ltd., H Shares(2)	414,000	54,544
China CITIC Bank Corp. Ltd., H Shares	237,000	208,626
China Communications Services Corp. Ltd., H Shares	212,000	121,775
China Conch Environment Protection Holdings Ltd.	4,500	331
China Conch Venture Holdings Ltd.	56,500	62,906
China Construction Bank Corp., H Shares	1,677,000	1,499,366
China Datang Corp. Renewable Power Co. Ltd., H Shares(2)	201,000	57,794
China Dongxiang Group Co. Ltd.(1)	16,000	792
China East Education Holdings Ltd.	60,500	48,271
China Education Group Holdings Ltd.	74,088	25,229
China Everbright Bank Co. Ltd., H Shares	93,000	43,000
China Everbright Ltd.	4,000	2,357
China Foods Ltd.	2,000	787
China Galaxy Securities Co. Ltd., H Shares	105,000	100,951
China Glass Holdings Ltd.(1)	2,000	61

China High Speed Transmission Equipment Group Co. Ltd.(1)(2)	10,000	1,119
China International Capital Corp. Ltd., H Shares	5,600	10,380
China Kepei Education Group Ltd.	18,000	3,160
China Lesso Group Holdings Ltd.	68,000	33,934
China Life Insurance Co. Ltd., Class H	201,555	408,101
China Literature Ltd.(1)	3,600	12,240
China Medical System Holdings Ltd.	86,000	117,278
China Meidong Auto Holdings Ltd.	76,000	20,117
China Merchants Bank Co. Ltd., H Shares	89,000	551,028
China Merchants Port Holdings Co. Ltd.	54,000	104,291
China Minsheng Banking Corp. Ltd., H Shares	244,500	125,527
China New Higher Education Group Ltd.	65,354	7,656
China Pacific Insurance Group Co. Ltd., H Shares	60,800	188,894
China Rare Earth Holdings Ltd.(1)	2,000	99
China Resources Beer Holdings Co. Ltd.	18,000	56,967
China Resources Land Ltd.	109,500	354,698
China Resources Medical Holdings Co. Ltd.	21,000	11,005
China Resources Mixc Lifestyle Services Ltd.	13,800	65,227
China Sanjiang Fine Chemicals Co. Ltd.(1)	2,000	446
China Shineway Pharmaceutical Group Ltd.	28,000	27,153
China South City Holdings Ltd.(1)(2)	122,000	1,786
China Starch Holdings Ltd.	35,000	826
China Sunshine Paper Holdings Co. Ltd.(1)	2,000	447
China Taiping Insurance Holdings Co. Ltd.	10,400	15,917
China Tower Corp. Ltd., Class H	207,500	307,267
China Vanke Co. Ltd., H Shares(1)(2)	109,800	71,363
China Yongda Automobiles Services Holdings Ltd.	87,000	26,693
Chow Tai Fook Jewellery Group Ltd.(2)	78,600	111,580
CITIC Securities Co. Ltd., H Shares	18,500	46,559
CMGE Technology Group Ltd.(1)	14,000	791
CMOC Group Ltd., H Shares	36,000	28,696
Concord New Energy Group Ltd.	660,000	36,999
Consun Pharmaceutical Group Ltd.	28,000	37,817
COSCO SHIPPING Holdings Co. Ltd., Class H	36,500	62,827
COSCO SHIPPING International Hong Kong Co. Ltd.	16,000	9,983
COSCO SHIPPING Ports Ltd.	88,952	53,059
Country Garden Services Holdings Co. Ltd.	92,000	78,035
CSPC Pharmaceutical Group Ltd.	412,000	424,200
Digital China Holdings Ltd.	25,000	9,949
Dongfeng Motor Group Co. Ltd., Class H	72,000	39,730
DPC Dash Ltd.(1)	3,300	39,912
East Buy Holding Ltd.(1)(2)	6,000	9,882
Edvantage Group Holdings Ltd.	20,725	3,905
Evergrande Property Services Group Ltd.(1)	213,500	19,821
Excellence Commercial Property & Facilities Management Group Ltd.	13,000	2,299
FIH Mobile Ltd.(1)	3,500	4,129
FinVolution Group, ADR	12,089	101,064
First Tractor Co. Ltd., H Shares	14,000	11,561
Fu Shou Yuan International Group Ltd.	84,000	38,482
Fuyao Glass Industry Group Co. Ltd., H Shares	15,600	111,434
Ganfeng Lithium Group Co. Ltd., H Shares(2)	5,080	12,383
Geely Automobile Holdings Ltd.	318,000	708,764
Gemdale Properties & Investment Corp. Ltd.(2)	144,000	4,930
Genertec Universal Medical Group Co. Ltd.	76,500	51,910
Genscript Biotech Corp.(1)(2)	30,000	48,966

GF Securities Co. Ltd., H Shares	38,000	53,255
Goldpac Group Ltd.	1,000	112
Goldwind Science & Technology Co. Ltd., H Shares	6,800	5,263
Grand Pharmaceutical Group Ltd.(2)	4,000	4,396
Great Wall Motor Co. Ltd., H Shares(1)	42,000	64,813
Greentown China Holdings Ltd.	94,000	113,406
Greentown Management Holdings Co. Ltd.(2)	31,000	10,724
Guangdong Investment Ltd.	54,000	43,803
Guangzhou R&F Properties Co. Ltd., H Shares(1)(2)	202,800	25,145
Guotai Haitong Securities Co. Ltd., H Shares	59,616	84,094
H World Group Ltd., ADR	6,695	236,133
Haidilao International Holding Ltd.	13,000	24,778
Haier Smart Home Co. Ltd., H Shares	25,600	74,553
Hainan Meilan International Airport Co. Ltd., H Shares(1)(2)	13,000	17,239
Haitian International Holdings Ltd.	34,000	82,670
Hangzhou Tigermed Consulting Co. Ltd., H Shares	500	2,070
Hansoh Pharmaceutical Group Co. Ltd.	10,000	32,862
Harbin Electric Co. Ltd., H Shares	16,000	10,622
Hello Group, Inc., ADR	5,616	34,089
Hengan International Group Co. Ltd.	42,000	113,437
Hisense Home Appliances Group Co. Ltd., H Shares	4,000	13,163
Huatai Securities Co. Ltd., H Shares	33,600	56,345
Industrial & Commercial Bank of China Ltd., H Shares	1,287,000	933,427
Inkeverse Group Ltd.	136,000	23,125
Innovent Biologics, Inc.(1)	71,500	564,179
iQIYI, Inc., ADR(1)(2)	28,174	45,078
JD Health International, Inc.(1)	68,950	349,366
JD Logistics, Inc.(1)	100,700	158,472
Jiangsu Expressway Co. Ltd., H Shares	20,000	25,459
Jinchuan Group International Resources Co. Ltd.(2)	203,000	16,569
Jinxin Fertility Group Ltd.(2)	81,000	28,881
Jiumaojiu International Holdings Ltd.	92,000	28,194
JNBY Design Ltd.	17,500	33,827
JOYY, Inc., ADR	1,266	60,616
Kangji Medical Holdings Ltd.	24,500	25,010
Kanzhun Ltd., ADR(1)	2,713	46,013
KE Holdings, Inc., ADR	7,852	144,948
Kingboard Laminates Holdings Ltd.	8,000	8,910
Kingdee International Software Group Co. Ltd.(1)	22,000	34,239
Kingsoft Corp. Ltd.	77,400	328,196
Kuaishou Technology(1)	114,000	766,334
KWG Living Group Holdings Ltd.(1)(2)	34,000	1,252
Lenovo Group Ltd.	138,000	157,543
Leoch International Technology Ltd.	29,000	9,007
LexinFintech Holdings Ltd., ADR	11,456	83,056
Li Auto, Inc., ADR(1)(2)	12,230	346,598
Li Ning Co. Ltd.	12,500	23,656
Lingbao Gold Group Co. Ltd., Class H	47,000	66,330
Linklogis, Inc., Class B	21,500	3,330
Logan Group Co. Ltd.(1)	72,000	7,851
Longfor Group Holdings Ltd.(2)	86,058	106,895
Lonking Holdings Ltd.	7,000	1,674
Lufax Holding Ltd., ADR	1,636	4,794
Luye Pharma Group Ltd.(1)(2)	24,000	7,686
LVGEM China Real Estate Investment Co. Ltd.(1)	30,000	875

Meitu, Inc.(1)(2)	35,500	29,713
Meituan, Class B(1)	45,450	786,041
Midea Group Co. Ltd.(1)	1,800	18,818
Midea Real Estate Holding Ltd.(1)	57,400	27,716
MINISO Group Holding Ltd., ADR(2)	3,339	56,830
Minth Group Ltd.(1)	64,000	172,319
NetDragon Websoft Holdings Ltd.	15,000	18,293
NetEase Cloud Music, Inc.(1)	3,400	91,417
NetEase, Inc., ADR	6,214	756,617
New China Life Insurance Co. Ltd., H Shares	61,400	249,712
Newborn Town, Inc.(1)(2)	48,000	59,977
Nexteer Automotive Group Ltd.(2)	87,000	63,580
NIO, Inc., ADR(1)(2)	4,816	17,049
Niu Technologies, ADR(1)	29	104
Noah Holdings Ltd., ADR	4,025	41,498
Nongfu Spring Co. Ltd., H Shares	41,400	201,155
Onewo, Inc., Class H	13,400	34,439
Orient Overseas International Ltd.	5,000	85,952
PDD Holdings, Inc., ADR(1)	6,537	630,886
People's Insurance Co. Group of China Ltd., H Shares	248,000	161,767
Perennial Energy Holdings Ltd.(2)	15,000	1,433
Pharmaron Beijing Co. Ltd., H Shares(2)	375	727
PICC Property & Casualty Co. Ltd., H Shares	12,000	22,801
Ping An Healthcare & Technology Co. Ltd.(2)	74,535	66,647
Ping An Insurance Group Co. of China Ltd., H Shares	127,000	741,754
Poly Property Group Co. Ltd.	113,000	20,511
Poly Property Services Co. Ltd., Class H	29,200	113,311
Pop Mart International Group Ltd.	17,200	480,706
Postal Savings Bank of China Co. Ltd., H Shares	247,000	160,168
Q Technology Group Co. Ltd.	16,000	13,201
Qifu Technology, Inc., ADR	9,811	403,232
Radiance Holdings Group Co. Ltd.(1)(2)	31,000	10,288
Seazen Group Ltd.(1)(2)	184,000	45,253
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	82,800	59,171
Shanghai Chicmax Cosmetic Co. Ltd.(2)	5,000	41,607
Shanghai Conant Optical Co. Ltd., Class H(2)	20,000	75,559
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	500	1,044
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares(2)	9,500	13,778
Shenzhen Expressway Corp. Ltd., H Shares	12,000	10,180
Shenzhen International Holdings Ltd.	101,732	93,258
Shenzhen Investment Ltd.	80,000	7,635
Shenzhou International Group Holdings Ltd.	20,000	144,635
Shimao Services Holdings Ltd.(1)	28,000	2,804
Shoucheng Holdings Ltd.	70,000	13,707
Shui On Land Ltd.	154,500	12,187
Sichuan Expressway Co. Ltd., Class H	62,000	39,286
Sihuan Pharmaceutical Holdings Group Ltd.	419,000	52,288
Sino Biopharmaceutical Ltd.	386,000	217,728
Sino-Ocean Group Holding Ltd.(1)(2)	338,500	4,444
Sinopharm Group Co. Ltd., H Shares	38,800	93,534
Sinotruk Hong Kong Ltd.	23,500	59,213
Skyworth Group Ltd.(1)(2)	61,013	23,760
SOHO China Ltd.(1)	60,000	4,111
Sohu.com Ltd., ADR(1)	1,899	19,104
Sun Art Retail Group Ltd.	243,000	73,547

Sun King Technology Group Ltd.(1)	2,000	313
Sunac Services Holdings Ltd.	95,000	20,155
Sunny Optical Technology Group Co. Ltd.(1)	12,500	95,432
SY Holdings Group Ltd.	52,500	77,482
TAL Education Group, ADR(1)	373	3,667
TCL Electronics Holdings Ltd.	2,000	2,592
Tencent Holdings Ltd.	54,600	3,442,127
Tencent Music Entertainment Group, ADR	7,152	120,440
Tianli International Holdings Ltd.	112,000	52,678
Tianneng Power International Ltd.(2)	20,000	15,572
Tong Ren Tang Technologies Co. Ltd., H Shares	2,000	1,295
Tongcheng Travel Holdings Ltd.	35,200	98,911
Topsports International Holdings Ltd.	216,000	76,918
TravelSky Technology Ltd., H Shares	17,000	24,112
Trip.com Group Ltd., ADR	4,054	253,983
Tsaker New Energy Tech Co. Ltd.	4,000	367
Tsingtao Brewery Co. Ltd., H Shares	26,000	179,867
Tuya, Inc., ADR	1,226	2,967
Up Fintech Holding Ltd., ADR(1)	126	1,022
Vipshop Holdings Ltd., ADR	21,784	300,401
Viva Biotech Holdings(1)	54,500	12,288
Vnet Group, Inc., ADR(1)	4,365	23,309
Wasion Holdings Ltd.	50,000	45,969
Weibo Corp., ADR(2)	7,913	71,613
Weichai Power Co. Ltd., H Shares	33,000	64,253
Wuling Motors Holdings Ltd.	10,000	552
WuXi AppTec Co. Ltd., H Shares(2)	5,100	44,441
Wuxi Biologics Cayman, Inc.(1)	39,500	124,759
XD, Inc.(1)	22,200	103,835
Xinhua Winshare Publishing & Media Co. Ltd., H Shares	18,000	25,582
Xinyi Energy Holdings Ltd.	172,000	21,221
XJ International Holdings Co. Ltd.(1)(2)	212,000	5,858
XPeng, Inc., Class A, ADR(1)	796	15,371
Xtep International Holdings Ltd.	147,500	110,978
Yadea Group Holdings Ltd.	38,000	57,879
Yeahka Ltd.(1)(2)	2,800	3,336
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares(1)(2)	200	354
Yidu Tech, Inc.(1)(2)	12,800	9,342
Yixin Group Ltd.	184,500	45,801
Youdao, Inc., ADR(1)(2)	32	297
Yuexiu Property Co. Ltd.	71,000	39,507
Yuexiu Services Group Ltd.	16,000	5,902
Yuexiu Transport Infrastructure Ltd.	80,000	36,708
Yum China Holdings, Inc.	18,142	791,898
Zengame Technology Holding Ltd.	28,000	8,062
Zhejiang Expressway Co. Ltd., H Shares	35,880	28,388
ZhongAn Online P&C Insurance Co. Ltd., H Shares(1)	24,100	58,783
Zhongsheng Group Holdings Ltd.	80,500	120,777
Zhuguang Holdings Group Co. Ltd.(1)(2)	2,000	19
Zonqing Environmental Ltd.(2)	12,000	13,813
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H(2)	7,800	5,842
ZTO Express Cayman, Inc., ADR	9,206	162,026
		32,080,091
Colombia — 0.1%
Cementos Argos SA	11,376	28,803

Grupo Cibest SA	2,627	31,246
Grupo Cibest SA, ADR	1,329	55,060
Interconexion Electrica SA ESP	6,850	31,917
		147,026
Czech Republic — 0.2%
Komercni Banka AS	2,249	104,085
Moneta Money Bank AS	15,019	98,342
		202,427
Egypt — 0.1%
Commercial International Bank - Egypt (CIB), GDR	74,678	119,674
Greece — 0.7%
Aegean Airlines SA	4,354	63,599
Aktor SA Holding Co. Technical & Energy Projects(1)	2,451	14,905
Alpha Services & Holdings SA	59,489	190,904
Athens International Airport SA	2,481	28,282
Eurobank Ergasias Services & Holdings SA, Class A	28,556	87,954
GEK TERNA SA(1)	1,399	30,445
Hellenic Telecommunications Organization SA	1,593	30,719
Jumbo SA	2,572	83,563
LAMDA Development SA(1)	4,548	33,874
National Bank of Greece SA	11,080	131,936
Piraeus Financial Holdings SA	25,234	168,106
		864,287
Hong Kong — 0.0%
China General Education Group Ltd.(1)	1,000	351
Dynagreen Environmental Protection Group Co. Ltd., H Shares	1,000	567
EVA Precision Industrial Holdings Ltd.	10,000	914
Jiayuan International Group Ltd.(1)	18,000	1,304
Mobvista, Inc.(1)	3,000	2,347
New Horizon Health Ltd.(1)(2)	7,500	10
Redco Properties Group Ltd.(1)	10,000	169
Untrade.China Dili(1)	6,000	8
Venus MedTech Hangzhou, Inc., H Shares(1)(2)	500	159
		5,829
Hungary — 0.3%
Magyar Telekom Telecommunications PLC	17,247	85,728
OTP Bank Nyrt	3,530	267,773
Richter Gedeon Nyrt	1,991	57,932
		411,433
India — 20.6%
360 ONE WAM Ltd.	2,310	26,973
3M India Ltd.	18	6,163
63 Moons Technologies Ltd.	2,692	26,972
Aadhar Housing Finance Ltd.(1)	4,796	24,936
Aarti Pharmalabs Ltd.	98	1,046
Aavas Financiers Ltd.(1)	2,382	51,369
ABB India Ltd.	237	16,556
Accelya Solutions India Ltd.	256	4,182
Action Construction Equipment Ltd.	844	12,329
Adani Green Energy Ltd.(1)	1,456	17,265
Aditya Birla Capital Ltd.(1)	15,565	40,490
Aditya Birla Fashion & Retail Ltd.(1)	168	169
Aditya Birla Lifestyle Brands Ltd.(1)	168	336
Aditya Birla Sun Life Asset Management Co. Ltd.	3,433	30,007
Affle 3i Ltd.(1)	8	162

AIA Engineering Ltd.	190	7,769
Ajanta Pharma Ltd.	1,835	53,925
Alivus Life Sciences Ltd.(1)	1,731	21,073
Allcargo Logistics Ltd.	12,708	4,523
Allcargo Terminals Ltd.(1)	3,177	1,071
Alok Industries Ltd.(1)	2,218	510
Amara Raja Energy & Mobility Ltd.	5,696	68,664
Amber Enterprises India Ltd.(1)	859	65,228
Ambika Cotton Mills Ltd.	30	523
Anand Rathi Wealth Ltd.	1,106	24,273
Anant Raj Ltd.	6,542	43,001
Andhra Paper Ltd.	1,875	1,691
Andhra Sugars Ltd.	371	322
Apcotex Industries Ltd.	9	39
Apex Frozen Foods Ltd.	40	108
APL Apollo Tubes Ltd.	2,941	62,294
Apollo Hospitals Enterprise Ltd.	1,205	97,042
Apollo Pipes Ltd.	31	166
Apollo Tyres Ltd.	15,692	86,332
Aptech Ltd.	2,258	4,269
Aptus Value Housing Finance India Ltd.	8,172	32,577
Arman Financial Services Ltd.(1)	924	17,312
Arvind Fashions Ltd.	1,070	5,768
Arvind Ltd.	10,599	44,381
Asahi India Glass Ltd.	3,701	32,408
Ashapura Minechem Ltd.(1)	143	705
Ashok Leyland Ltd.	24,357	67,242
Asian Granito India Ltd.(1)	544	383
Asian Paints Ltd.	7,386	195,141
Associated Alcohols & Breweries Ltd.	285	3,641
Aster DM Healthcare Ltd.	21,920	143,349
Astra Microwave Products Ltd.	1,301	16,663
Astral Ltd.	914	16,013
AU Small Finance Bank Ltd.	6,399	51,898
AurionPro Solutions Ltd.	1,212	18,862
Aurobindo Pharma Ltd.(1)	9,075	121,862
Avadh Sugar & Energy Ltd.	127	792
Avenue Supermarts Ltd.(1)	585	27,384
Axis Bank Ltd., GDR	8,176	565,423
Bajaj Auto Ltd.	1,338	134,666
Bajaj Consumer Care Ltd.(1)	4,128	8,451
Bajaj Finance Ltd.	5,041	541,590
Bajaj Finserv Ltd.	4,449	104,999
Bajaj Healthcare Ltd.	2,301	14,518
Bajaj Hindusthan Sugar Ltd.(1)	81,563	23,083
Bajel Projects Ltd.(1)	1,643	4,077
Balaji Amines Ltd.	542	9,200
Balaji Telefilms Ltd.(1)	116	109
Balkrishna Industries Ltd.	2,857	82,699
Balrampur Chini Mills Ltd.	8,145	56,260
Banco Products India Ltd.	656	4,381
Bandhan Bank Ltd.	36,802	73,268
Bank of Baroda	30,126	88,004
BASF India Ltd.	271	16,513
Bata India Ltd.	2,119	31,311

BEML Ltd.	1,330	65,837
Berger Paints India Ltd.	1,530	10,170
Best Agrolife Ltd.	419	1,634
BF Utilities Ltd.(1)	24	210
Bhansali Engineering Polymers Ltd.	10,475	14,598
Bharat Bijlee Ltd.	402	14,016
Bharat Electronics Ltd.	101,991	459,369
Bharat Forge Ltd.	5,079	73,796
Bharat Heavy Electricals Ltd.	28,271	86,023
Bharat Rasayan Ltd.	9	953
Biocon Ltd.	5,650	22,204
BirlaNu Ltd.	34	920
Birlasoft Ltd.	10,359	48,543
BLS International Services Ltd.	2,730	12,998
Blue Dart Express Ltd.	381	29,492
Blue Star Ltd.	620	11,114
Bluspring Enterprises Ltd.(1)	2,161	3,903
Bodal Chemicals Ltd.(1)	231	202
Bombay Dyeing & Manufacturing Co. Ltd.	8,414	15,208
Brigade Enterprises Ltd.	4,742	60,722
Brightcom Group Ltd.(1)	76,861	6,905
Britannia Industries Ltd.	1,466	94,429
BSE Ltd.	11,229	351,764
Butterfly Gandhimathi Appliances Ltd.(1)	2	18
Camlin Fine Sciences Ltd.(1)	1,734	4,720
Can Fin Homes Ltd.	4,574	42,208
Canara Bank	71,303	95,790
Cantabil Retail India Ltd.	55	152
Capacit'e Infraprojects Ltd.(1)	1,314	5,054
Caplin Point Laboratories Ltd.	162	4,082
Carborundum Universal Ltd.	2,547	29,575
Care Ratings Ltd.	319	6,694
Carysil Ltd.	145	1,403
Ceat Ltd.	1,404	62,041
Central Depository Services India Ltd.	2,642	47,309
Century Enka Ltd.	40	218
Century Plyboards India Ltd.	2,473	22,526
Cera Sanitaryware Ltd.	121	9,004
CG Power & Industrial Solutions Ltd.	1,647	13,239
Chalet Hotels Ltd.(1)	51	547
Chemcon Speciality Chemicals Ltd.(1)	474	1,090
Cholamandalam Financial Holdings Ltd.	1,312	28,648
Cholamandalam Investment & Finance Co. Ltd.	12,476	233,920
CIE Automotive India Ltd.	6,470	34,034
Cigniti Technologies Ltd.(1)	1,795	33,361
Cipla Ltd.	6,172	105,863
City Union Bank Ltd.	28,874	66,142
CMS Info Systems Ltd.	10,568	60,795
Cochin Shipyard Ltd.	8,267	188,432
Coffee Day Enterprises Ltd.(1)	3,695	1,384
Coforge Ltd.	466	46,659
Cohance Lifesciences Ltd.(1)	2,202	26,959
Colgate-Palmolive India Ltd.	2,675	76,860
Computer Age Management Services Ltd.	1,181	54,743
Confidence Petroleum India Ltd.	5,136	3,546

Coromandel International Ltd.	3,801	101,828
Cosmo First Ltd.	289	4,018
Craftsman Automation Ltd.(1)	421	27,605
CreditAccess Grameen Ltd.	5,397	72,291
CRISIL Ltd.	423	25,953
Crompton Greaves Consumer Electricals Ltd.	11,144	46,020
CSB Bank Ltd.(1)	1,161	4,955
Cummins India Ltd.	958	36,628
Cyient Ltd.	4,174	65,869
Dabur India Ltd.	6,440	36,379
Dalmia Bharat Sugar & Industries Ltd.	176	891
Datamatics Global Services Ltd.	138	977
DB Corp. Ltd.	3,495	10,256
DCB Bank Ltd.(1)	4,946	8,512
DCM Shriram Ltd.	2,490	31,305
Deepak Nitrite Ltd.	1,219	28,902
DEN Networks Ltd.(1)	481	213
Devyani International Ltd.(1)	13,765	27,021
Digitide Solutions Ltd.(1)	2,161	3,903
Dish TV India Ltd.(1)	43,324	3,185
Dishman Carbogen Amcis Ltd.(1)	1,053	3,280
Divi's Laboratories Ltd.	1,034	80,011
Dixon Technologies India Ltd.	325	55,901
DLF Ltd.	3,205	29,929
D-Link India Ltd.	647	3,659
Dollar Industries Ltd.	80	369
Dr. Lal PathLabs Ltd.	727	23,668
Dr. Reddy's Laboratories Ltd., ADR(2)	6,049	89,041
Dredging Corp. of India Ltd.(1)	199	1,892
eClerx Services Ltd.	1,156	47,880
Edelweiss Financial Services Ltd.	21,459	27,286
Eicher Motors Ltd.	1,446	90,248
EIH Ltd.	281	1,215
Elecon Engineering Co. Ltd.	4,184	32,514
Emami Ltd.	11,541	78,869
Embassy Developments Ltd.(1)	10,505	13,700
Endurance Technologies Ltd.	1,146	32,558
Engineers India Ltd.	8,267	22,219
Epigral Ltd.	1,093	22,757
EPL Ltd.	10,155	29,337
Equitas Small Finance Bank Ltd.	10,360	7,708
Escorts Kubota Ltd.	625	24,287
Eternal Ltd.(1)	40,253	112,116
Eveready Industries India Ltd.	349	1,260
Everest Industries Ltd.	196	1,125
Everest Kanto Cylinder Ltd.	75	115
Excel Industries Ltd.	24	326
Exide Industries Ltd.	10,813	48,924
Fairchem Organics Ltd.	46	457
FDC Ltd.	1,017	5,223
Federal Bank Ltd.	59,695	141,164
FIEM Industries Ltd.	152	2,832
Filatex India Ltd.	32,934	22,146
Fine Organic Industries Ltd.	400	21,899
Finolex Cables Ltd.	2,572	29,279

Finolex Industries Ltd.	13,028	33,269
Firstsource Solutions Ltd.	332	1,441
Five-Star Business Finance Ltd.(1)	8,051	66,860
Force Motors Ltd.	118	17,461
Fortis Healthcare Ltd.	3,119	25,778
Gabriel India Ltd.	5,665	43,661
Galaxy Surfactants Ltd.	65	1,753
Ganesh Housing Corp. Ltd.	109	1,284
Ganesha Ecosphere Ltd.	327	5,873
Garden Reach Shipbuilders & Engineers Ltd.	1,194	41,962
Garware Hi-Tech Films Ltd.	1,181	64,946
Gateway Distriparks Ltd.	19,885	14,822
Genus Power Infrastructures Ltd.	942	4,361
Geojit Financial Services Ltd.	339	333
GHCL Textiles Ltd.	2,488	2,674
GIC Housing Finance Ltd.	2,493	5,499
Gillette India Ltd.	248	27,331
GlaxoSmithKline Pharmaceuticals Ltd.	848	32,713
Glenmark Pharmaceuticals Ltd.	7,830	133,404
Global Health Ltd.(1)	1,771	24,578
Globus Spirits Ltd.	434	4,816
GMM Pfaudler Ltd.	1,404	18,594
GMR Airports Ltd.(1)	33,366	32,846
GNA Axles Ltd.	138	552
Godrej Consumer Products Ltd.	1,996	28,753
Godrej Properties Ltd.(1)	326	8,562
Gokaldas Exports Ltd.(1)	3,229	37,462
Goodluck India Ltd.	231	2,543
Greenply Industries Ltd.	546	2,066
GTL Infrastructure Ltd.(1)	37,531	654
Gufic Biosciences Ltd.	77	352
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	4,509	28,265
Gujarat Pipavav Port Ltd.	16,587	30,298
Hathway Cable & Datacom Ltd.(1)	5,258	984
Havells India Ltd.	2,428	43,349
HBL Engineering Ltd.	2,124	14,915
HCL Technologies Ltd.	15,459	295,907
HDFC Asset Management Co. Ltd.	2,868	160,457
HDFC Bank Ltd.(1)	51,368	1,172,220
HDFC Life Insurance Co. Ltd.	6,057	55,038
HealthCare Global Enterprises Ltd.(1)	1,599	10,134
HEG Ltd.	1,380	8,453
Hero MotoCorp Ltd.	3,241	163,309
HFCL Ltd.	11,203	11,482
HG Infra Engineering Ltd.	1,134	14,874
Himadri Speciality Chemical Ltd., ADR	10,859	60,063
Himatsingka Seide Ltd.	231	407
Hinduja Global Solutions Ltd.	241	1,449
Hindustan Aeronautics Ltd.	4,733	275,469
Hindustan Oil Exploration Co. Ltd.(1)	687	1,394
Hindustan Unilever Ltd.	4,532	124,504
Hindware Home Innovation Ltd.	2,181	6,898
Hitachi Energy India Ltd.	14	3,162
Honda India Power Products Ltd.	209	7,098
ICICI Bank Ltd.	15,305	259,596

ICICI Bank Ltd., ADR	38,850	1,330,224
ICICI Lombard General Insurance Co. Ltd.	2,755	60,449
ICICI Prudential Life Insurance Co. Ltd.	1,582	12,242
IDFC First Bank Ltd.(1)	50,546	40,203
IFCI Ltd.(1)	33,486	26,455
IIFL Capital Services Ltd.	17,671	63,349
IIFL Finance Ltd.(1)	16,536	84,290
India Glycols Ltd.	1,553	34,400
IndiaMart InterMesh Ltd.	888	24,234
Indian Energy Exchange Ltd.	22,813	53,568
Indian Hotels Co. Ltd.	9,956	89,691
Indian Metals & Ferro Alloys Ltd.	35	256
Indian Railway Catering & Tourism Corp. Ltd.	1,720	15,224
Indo Count Industries Ltd.	6,323	21,591
Indo Rama Synthetics India Ltd.(1)	481	256
Indraprastha Medical Corp. Ltd.	1,432	7,376
IndusInd Bank Ltd.	23,635	225,938
Infibeam Avenues Ltd.	10,565	2,678
Info Edge India Ltd.	3,925	65,554
Infosys Ltd., ADR	40,004	727,673
Ingersoll Rand India Ltd.	118	5,408
Inox Wind Ltd.(1)	5,270	12,030
Insecticides India Ltd.	135	1,344
Intellect Design Arena Ltd.	1,070	14,677
IOL Chemicals & Pharmaceuticals Ltd.	1,290	1,325
ION Exchange India Ltd.	1,470	9,360
Ipca Laboratories Ltd.	3,566	59,430
IRB Infrastructure Developers Ltd.	31,598	18,980
ISGEC Heavy Engineering Ltd.	33	468
ITD Cementation India Ltd.	5,413	45,263
Jai Corp. Ltd.	1,548	2,047
Jain Irrigation Systems Ltd.(1)	8,727	5,835
Jammu & Kashmir Bank Ltd.	41,038	49,903
Jamna Auto Industries Ltd.	9,888	10,681
Jana Small Finance Bank Ltd.(1)	3,707	20,947
JB Chemicals & Pharmaceuticals Ltd.	2,513	49,209
Jindal Poly Films Ltd.	165	1,227
Jio Financial Services Ltd.(1)	44,244	148,563
JK Tyre & Industries Ltd.	6,077	26,540
JM Financial Ltd.	23,843	35,611
Jubilant Foodworks Ltd.	5,680	43,534
Jubilant Pharmova Ltd.	2,883	39,591
Just Dial Ltd.(1)	227	2,357
Jyothy Labs Ltd.	831	3,351
Kansai Nerolac Paints Ltd.	8,884	26,358
Karnataka Bank Ltd.	13,192	30,548
Karur Vysya Bank Ltd.	29,311	76,033
KCP Ltd.	7,300	18,061
KEC International Ltd.	6,780	66,012
KEI Industries Ltd.	970	40,990
Kellton Tech Solutions Ltd.(1)	119	179
Kennametal India Ltd.	93	2,743
Kiri Industries Ltd.(1)	1,143	8,585
Kirloskar Brothers Ltd.	1,810	38,377
Kirloskar Oil Engines Ltd.	1,454	15,404

Kitex Garments Ltd.	903	3,146
Kolte-Patil Developers Ltd.	1,063	5,080
Kotak Mahindra Bank Ltd.	22,628	549,309
KPI Green Energy Ltd.	5,979	34,166
KPIT Technologies Ltd.	3,906	61,144
KPR Mill Ltd.	1,319	17,387
Krishna Institute of Medical Sciences Ltd.(1)	2,163	17,289
KSB Ltd.	825	8,174
LA Opala RG Ltd.	598	1,720
Lemon Tree Hotels Ltd.(1)	409	667
LG Balakrishnan & Bros Ltd.	1,041	15,666
LIC Housing Finance Ltd.	19,044	132,994
Lumax Auto Technologies Ltd.	732	6,960
Lupin Ltd.	6,741	154,584
LUX Industries Ltd.	48	831
Maharashtra Scooters Ltd.	59	9,231
Mahindra & Mahindra Financial Services Ltd.	21,831	66,705
Mahindra & Mahindra Ltd.	15,342	534,344
Mahindra Holidays & Resorts India Ltd.(1)	1,372	5,798
Mahindra Lifespace Developers Ltd.	220	893
Mahindra Logistics Ltd.	1,203	4,497
Maithan Alloys Ltd.	69	892
Manali Petrochemicals Ltd.	1,472	976
Manappuram Finance Ltd.	49,843	139,133
Mangalore Chemicals & Fertilizers Ltd.	7,613	23,566
Marico Ltd.	5,018	42,043
Maruti Suzuki India Ltd.	2,273	327,865
MAS Financial Services Ltd.	6,505	22,415
Mastek Ltd.	113	3,074
Max Financial Services Ltd.(1)	7,072	124,255
Max Healthcare Institute Ltd.	3,221	42,375
Mayur Uniquoters Ltd.	1,297	8,900
Mazagon Dock Shipbuilders Ltd.	1,722	70,013
Meghmani Organics Ltd.(1)	1,526	1,443
Metropolis Healthcare Ltd.(1)	468	9,207
Minda Corp. Ltd.	5,462	33,411
Mirza International Ltd.(1)	663	241
Mishra Dhatu Nigam Ltd.	621	3,082
Mold-Tek Packaging Ltd.	61	477
Monte Carlo Fashions Ltd.	87	610
Motherson Sumi Wiring India Ltd.	44,750	30,335
Motilal Oswal Financial Services Ltd.	3,728	35,351
Mphasis Ltd.	2,846	85,158
MRF Ltd.	79	128,304
MSTC Ltd.	182	1,184
Multi Commodity Exchange of India Ltd.	1,119	86,514
Muthoot Finance Ltd.	5,220	135,438
Narayana Hrudayalaya Ltd.	4,268	86,967
Natco Pharma Ltd.	3,355	34,628
National Fertilizers Ltd.	712	820
Navkar Corp. Ltd.(1)	1,587	2,107
Navneet Education Ltd.	1,113	1,837
NELCO Ltd.	265	2,791
Nestle India Ltd.	2,636	73,871
Network18 Media & Investments Ltd.(1)	5,100	3,253

Neuland Laboratories Ltd.	563	75,659
Newgen Software Technologies Ltd.	262	3,792
NIIT Learning Systems Ltd.	4,357	16,753
NIIT Ltd.	525	836
Nippon Life India Asset Management Ltd.	5,288	45,851
Nuvama Wealth Management Ltd.	675	56,848
Oberoi Realty Ltd.	1,414	28,903
Olectra Greentech Ltd.	242	3,484
Omaxe Ltd.(1)	298	297
One 97 Communications Ltd.(1)	6,461	67,293
Onesource Specialty Pharma Ltd.(1)	1,979	44,519
OnMobile Global Ltd.(1)	473	321
Optiemus Infracom Ltd.(1)	173	1,242
Oracle Financial Services Software Ltd.	776	76,986
Orient Electric Ltd.	8,140	21,606
Orient Paper & Industries Ltd.	2,680	890
Page Industries Ltd.	68	36,875
Paisalo Digital Ltd.	31,562	11,301
Panama Petrochem Ltd.	251	1,062
Patel Engineering Ltd.(1)	19,479	9,178
PB Fintech Ltd.(1)	1,499	30,896
PC Jeweller Ltd.(1)	30,550	4,477
PDS Ltd.	771	3,958
Pearl Global Industries Ltd.	1,683	28,723
Pennar Industries Ltd.(1)	6,819	16,978
Persistent Systems Ltd.	2,769	182,418
PG Electroplast Ltd.	560	5,053
Phoenix Mills Ltd.	242	4,354
PI Industries Ltd.	2,794	124,911
Pidilite Industries Ltd.	803	29,177
Piramal Enterprises Ltd.	3,291	42,701
Piramal Pharma Ltd.	956	2,307
Pitti Engineering Ltd.	2,368	27,416
PNB Housing Finance Ltd.(1)	4,528	55,388
Pokarna Ltd.	1,018	12,900
Polycab India Ltd.	286	20,051
Polyplex Corp. Ltd.	991	15,439
Pondy Oxides & Chemicals Ltd.	1,854	16,302
Poonawalla Fincorp Ltd.(1)	4,324	20,442
Power Finance Corp. Ltd.	51,935	246,935
Power Grid Corp. of India Ltd.	76,009	257,752
Power Mech Projects Ltd.	616	22,406
Praj Industries Ltd.	5,232	29,394
Prakash Industries Ltd.	8,059	15,620
Prestige Estates Projects Ltd.	1,708	29,327
Pricol Ltd.(1)	4,251	22,367
Prince Pipes & Fittings Ltd.	312	1,222
Procter & Gamble Health Ltd.	253	17,001
PSP Projects Ltd.(1)	400	2,988
Quess Corp. Ltd.	2,161	7,921
Radico Khaitan Ltd.	866	25,674
Rainbow Children's Medicare Ltd.	2,449	40,134
Rajesh Exports Ltd.(1)	1,830	4,303
Rallis India Ltd.	2,626	9,839
Ramco Systems Ltd.(1)	27	135

Ramky Infrastructure Ltd.(1)	3,862	21,564
Raymond Lifestyle Ltd.(1)	1,248	14,912
Raymond Ltd.	1,561	11,509
Raymond Realty Ltd.(1)	1,561	18,867
RBL Bank Ltd.	26,508	66,126
REC Ltd.	56,815	267,952
Redington Ltd.	25,460	77,077
Redtape Ltd.	2,652	4,164
Reliance Industrial Infrastructure Ltd.	30	330
Religare Enterprises Ltd.(1)	7,629	20,588
Repco Home Finance Ltd.	2,127	9,710
Restaurant Brands Asia Ltd.(1)	5,972	5,678
Rico Auto Industries Ltd.	5,876	5,172
RITES Ltd.	5,048	16,397
RPG Life Sciences Ltd.	383	9,764
RSWM Ltd.(1)	288	592
Rupa & Co. Ltd.	235	584
Safari Industries India Ltd.	472	12,744
Saksoft Ltd.	653	1,539
Sammaan Capital Ltd.	33,385	48,483
Samvardhana Motherson International Ltd.	66,570	119,230
Sandhar Technologies Ltd.	2,807	17,004
Sanghvi Movers Ltd.	3,320	11,330
Sanofi India Ltd.	283	20,498
Sansera Engineering Ltd.	2,407	38,327
Sapphire Foods India Ltd.(1)	8,456	31,482
Satia Industries Ltd.	1,711	1,564
Satin Creditcare Network Ltd.(1)	3,993	7,275
SBFC Finance Ltd.(1)	40,389	53,369
SBI Cards & Payment Services Ltd.	9,479	102,163
SBI Life Insurance Co. Ltd.	2,373	50,316
Schaeffler India Ltd.	307	15,043
Schneider Electric Infrastructure Ltd.(1)	344	3,026
SEAMEC Ltd.(1)	1,176	12,732
Sequent Scientific Ltd.(1)	193	433
Seshasayee Paper & Boards Ltd.(1)	951	3,201
Shakti Pumps India Ltd.	294	2,948
Shankara Building Products Ltd.	97	927
Shanthi Gears Ltd.	393	2,278
Shipping Corp. of India Land & Assets Ltd.	3,065	1,891
Shoppers Stop Ltd.(1)	706	4,197
Shriram Finance Ltd.	57,815	432,643
Siemens Energy India Ltd.(1)	499	14,450
Siemens Ltd.	499	19,069
Siyaram Silk Mills Ltd.	139	1,168
SKF India Ltd.	587	32,267
Sobha Ltd.	3,603	60,504
SOM Distilleries & Breweries Ltd.(1)	1,480	2,491
Sona Blw Precision Forgings Ltd.	5,599	35,636
Sonata Software Ltd.	8,056	38,531
South Indian Bank Ltd.	16,624	5,737
Southern Petrochemical Industries Corp. Ltd.	1,412	1,410
Spandana Sphoorty Financial Ltd.(1)	269	914
Speciality Restaurants Ltd.	716	1,108
SRF Ltd.	893	29,881

State Bank of India, GDR	2,623	248,937
Steel Strips Wheels Ltd.	1,280	3,492
Sterlite Technologies Ltd.(1)	1,461	1,230
STL Networks Ltd.(1)	1,461	384
Stove Kraft Ltd.	129	824
Strides Pharma Science Ltd.	3,755	35,616
Sudarshan Chemical Industries Ltd.	2,315	31,944
Sumitomo Chemical India Ltd.	255	1,512
Sun Pharmaceutical Industries Ltd.	11,189	219,661
Sun TV Network Ltd.	5,984	44,061
Sundaram Finance Ltd.	138	8,307
Sundram Fasteners Ltd.	1,507	18,073
Sunflag Iron & Steel Co. Ltd.(1)	4,345	13,226
Sunteck Realty Ltd.	539	2,620
Suprajit Engineering Ltd.	837	4,097
Supreme Industries Ltd.	1,550	75,181
Supreme Petrochem Ltd.	3,650	30,509
Suzlon Energy Ltd.(1)	69,387	58,121
Syngene International Ltd.	6,604	49,970
Tamil Nadu Newsprint & Papers Ltd.	2,474	4,722
Tamilnad Mercantile Bank Ltd.	3,283	17,211
Tamilnadu Petroproducts Ltd.	713	725
Tanla Platforms Ltd.	1,537	11,122
Tata Communications Ltd.	1,878	36,824
Tata Consultancy Services Ltd.	9,011	364,852
Tata Consumer Products Ltd.	1,997	25,840
Tata Elxsi Ltd.	247	18,593
Tata Investment Corp. Ltd.	429	33,761
Tata Motors Ltd.	7,541	63,490
Tata Teleservices Maharashtra Ltd.(1)	1,227	1,047
TCI Express Ltd.	160	1,424
TeamLease Services Ltd.(1)	66	1,508
Tech Mahindra Ltd.	11,618	213,830
Technocraft Industries India Ltd.(1)	45	1,642
Tejas Networks Ltd.(1)	62	521
Texmaco Rail & Engineering Ltd.	4,065	7,570
Thanga Mayil Jewellery Ltd.	698	15,750
Thermax Ltd.	276	10,947
Thirumalai Chemicals Ltd.	663	1,938
Thomas Cook India Ltd.	9,872	19,935
Thyrocare Technologies Ltd.	317	3,892
Time Technoplast Ltd.	4,005	17,707
Tips Music Ltd.	2,733	20,779
Titagarh Rail System Ltd.	4,401	45,922
Titan Co. Ltd.	1,912	79,503
Torrent Pharmaceuticals Ltd.	1,521	56,504
Tourism Finance Corp. of India Ltd.	8,960	23,819
TransIndia Real Estate Ltd.	3,177	1,246
Transport Corp. of India Ltd.	729	9,583
Trent Ltd.(1)	1,039	68,621
Triveni Turbine Ltd.	2,044	13,904
TTK Prestige Ltd.	440	3,202
Tube Investments of India Ltd.	908	32,535
TV Today Network Ltd.	140	281
TVS Motor Co. Ltd.	1,206	39,228

TVS Srichakra Ltd.	149	5,100
Uflex Ltd.	2,752	19,759
Ugar Sugar Works Ltd.	5,572	3,091
Ujjivan Small Finance Bank Ltd.	103,405	52,055
Unichem Laboratories Ltd.(1)	1,194	8,348
Union Bank of India Ltd.	50,445	86,652
United Spirits Ltd.	4,049	71,997
UNO Minda Ltd.	1,849	21,750
UPL Ltd.	17,849	131,204
UPL Ltd.(1)	2,015	9,651
UTI Asset Management Co. Ltd.	2,244	31,246
VA Tech Wabag Ltd.(1)	485	9,240
Vadilal Industries Ltd.	384	23,972
Vaibhav Global Ltd.	295	877
Valiant Organics Ltd.(1)	107	570
Vardhman Textiles Ltd.	4,955	28,504
Varroc Engineering Ltd.(1)	1,311	8,113
Varun Beverages Ltd.	13,850	77,190
Vedant Fashions Ltd.	1,119	10,433
Venky's India Ltd.	65	1,231
Vinati Organics Ltd.	1,041	22,475
VIP Industries Ltd.(1)	2,951	12,489
Visaka Industries Ltd.	1,090	1,090
Vishnu Chemicals Ltd.	520	3,313
VL E-Governance & IT Solutions Ltd.(1)	1,063	777
V-Mart Retail Ltd.(1)	652	25,978
Voltamp Transformers Ltd.	388	37,644
Voltas Ltd.	1,511	22,318
VRL Logistics Ltd.	1,176	7,821
Welspun Corp. Ltd.	5,887	64,569
Welspun Enterprises Ltd.	4,869	28,769
Welspun Living Ltd.	11,785	18,298
Westlife Foodworld Ltd.(1)	866	6,775
Whirlpool of India Ltd.	24	347
Windlas Biotech Ltd.	436	4,652
Wipro Ltd., ADR	18,324	52,773
Wonderla Holidays Ltd.	85	654
Yes Bank Ltd.(1)	275,319	69,206
Zee Entertainment Enterprises Ltd.	46,637	71,096
Zee Media Corp. Ltd.(1)	1,302	214
Zen Technologies Ltd.	88	2,206
Zensar Technologies Ltd.	4,197	40,922
		25,019,825
Indonesia — 1.5%
Adi Sarana Armada Tbk. PT	29,000	1,247
Aspirasi Hidup Indonesia Tbk. PT	322,000	11,331
Astra Otoparts Tbk. PT	56,000	7,236
Bank BTPN Syariah Tbk. PT	177,400	14,088
Bank Bukopin Tbk. PT(1)	53,500	204
Bank Central Asia Tbk. PT	533,700	307,887
Bank Jago Tbk. PT(1)	5,600	627
Bank Mandiri Persero Tbk. PT	742,100	241,109
Bank Negara Indonesia Persero Tbk. PT	317,600	87,595
Bank Pan Indonesia Tbk. PT(1)	93,900	6,914
Bank Pembangunan Daerah Jawa Timur Tbk. PT(1)	48,400	1,678

Bank Rakyat Indonesia Persero Tbk. PT	902,200	245,473
Bank Tabungan Negara Persero Tbk. PT	217,978	16,825
BFI Finance Indonesia Tbk. PT	446,800	24,812
Blue Bird Tbk. PT	32,000	3,747
Buana Lintas Lautan Tbk. PT(1)	236,100	1,683
Bukalapak.com Tbk. PT(1)	3,435,500	28,818
Bumi Serpong Damai Tbk. PT(1)	226,200	12,348
Chandra Asri Pacific Tbk. PT(1)	20,000	11,465
Ciputra Development Tbk. PT	443,100	26,691
Clipan Finance Indonesia Tbk. PT(1)	252,400	5,665
Darma Henwa Tbk. PT(1)	2,499,900	25,593
Dharma Polimetal Tbk. PT	111,800	6,865
Elang Mahkota Teknologi Tbk. PT	602,300	21,023
Erajaya Swasembada Tbk. PT	863,700	29,435
Gajah Tunggal Tbk. PT	167,100	11,525
Global Mediacom Tbk. PT(1)	361,300	3,147
GoTo Gojek Tokopedia Tbk. PT(1)	1,202,800	4,729
Indosat Tbk. PT	93,300	11,932
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	353,000	11,157
Jasa Marga Persero Tbk. PT	117,800	27,552
Kencana Energi Lestari Tbk. PT	59,500	3,034
Kino Indonesia Tbk. PT	3,300	234
Lippo Cikarang Tbk. PT(1)	17,000	502
Lippo Karawaci Tbk. PT(1)	189,100	1,009
Map Aktif Adiperkasa PT	919,600	39,847
Mark Dynamics Indonesia Tbk. PT	11,200	540
Matahari Department Store Tbk. PT	196,100	20,972
MD Entertainment Tbk. PT	15,800	2,385
Media Nusantara Citra Tbk. PT(1)	708,700	11,462
Medikaloka Hermina Tbk. PT	423,000	40,003
Mitra Adiperkasa Tbk. PT	640,000	51,045
Mitra Keluarga Karyasehat Tbk. PT	53,400	8,923
Mitra Pinasthika Mustika Tbk. PT	29,100	1,959
Pakuwon Jati Tbk. PT	259,800	6,371
Panin Financial Tbk. PT(1)	411,000	7,414
Petrosea Tbk. PT	176,800	33,559
Puradelta Lestari Tbk. PT	93,000	805
Samator Indo Gas Tbk. PT	17,700	1,274
Samudera Indonesia Tbk. PT	295,900	5,181
Sarana Menara Nusantara Tbk. PT	690,900	24,785
Sariguna Primatirta Tbk. PT	88,700	8,026
Steel Pipe Industry of Indonesia PT	16,700	307
Sumber Alfaria Trijaya Tbk. PT(1)	103,700	15,472
Summarecon Agung Tbk. PT	523,900	12,947
Surya Citra Media Tbk. PT	1,256,000	12,460
Telkom Indonesia Persero Tbk. PT, ADR(1)	15,468	265,276
Temas Tbk. PT	272,300	2,227
Tower Bersama Infrastructure Tbk. PT	34,300	4,632
Unilever Indonesia Tbk. PT	115,600	12,249
Wijaya Karya Persero Tbk. PT(1)	131,100	1,231
XLSMART Telecom Sejahtera Tbk. PT	355,300	47,961
		1,854,493
Malaysia — 1.7%
Aeon Co. M Bhd.	42,800	14,474
AEON Credit Service M Bhd.	1,000	1,346

AFFIN Bank Bhd.(1)	30,083	18,995
Alliance Bank Malaysia Bhd.	36,400	37,042
AMMB Holdings Bhd.	107,200	131,934
Ann Joo Resources Bhd.(1)	300	49
Astro Malaysia Holdings Bhd.(1)	35,300	1,575
Axiata Group Bhd.	130,800	62,974
Bank Islam Malaysia Bhd.	22,800	12,434
Berjaya Food Bhd.(1)	31,108	2,227
Bermaz Auto Bhd.	45,500	10,896
Bursa Malaysia Bhd.	18,600	33,181
Carlsberg Brewery Malaysia Bhd.	2,500	11,456
CELCOMDIGI Bhd.	68,800	60,144
CIMB Group Holdings Bhd.	121,631	198,130
Cypark Resources Bhd.(1)	24,100	5,091
D&O Green Technologies Bhd.	100	29
Dayang Enterprise Holdings Bhd.	5,400	2,260
DRB-Hicom Bhd.	1,700	309
Dufu Technology Corp. Bhd.	2,100	587
Eco World Development Group Bhd.	7,800	3,479
Ekovest Bhd.(1)	137,000	11,727
Fraser & Neave Holdings Bhd.	1,000	6,407
Frontken Corp. Bhd.	13,400	11,889
Gamuda Bhd.	113,440	121,800
Greatech Technology Bhd.(1)	2,200	878
Hartalega Holdings Bhd.	61,400	27,116
Heineken Malaysia Bhd.	6,500	41,395
Hengyuan Refining Co. Bhd.(1)	5,300	2,064
Hiap Teck Venture Bhd.	7,600	481
Hong Leong Bank Bhd.	11,100	51,075
Hong Leong Capital Bhd.	600	475
Hong Leong Financial Group Bhd.	2,000	7,788
IHH Healthcare Bhd.	23,300	37,747
Inari Amertron Bhd.	24,900	11,231
IOI Properties Group Bhd.	1,100	493
Iskandar Waterfront City Bhd.(1)	76,500	6,196
Johor Plantations Group Bhd.	85,500	23,529
Kelington Group Bhd.	21,700	17,569
Kossan Rubber Industries Bhd.	59,000	22,990
KPJ Healthcare Bhd.	83,600	53,367
KSL Holdings Bhd.(1)	24,900	9,407
Lingkaran Trans Kota Holdings Bhd.(1)	10,400	10
Lotte Chemical Titan Holding Bhd.(1)	2,000	216
Mah Sing Group Bhd.	108,000	25,843
Malayan Banking Bhd.	69,600	159,951
Malaysian Pacific Industries Bhd.	3,300	15,355
Malaysian Resources Corp. Bhd.	70,200	8,318
Maxis Bhd.	32,200	26,707
MBSB Bhd.	55,700	9,493
Mieco Chipboard Bhd.(1)	700	112
Mr. DIY Group M Bhd.	30,700	11,394
My EG Services Bhd.	187,276	40,524
Nationgate Holdings Bhd.	22,800	8,083
Nestle Malaysia Bhd.	900	16,611
NEXG Bhd.	150,000	13,218
Pecca Group Bhd.	32,400	11,114

Pentamaster Corp. Bhd.	1,100	671
Perak Transit Bhd.	11,250	1,849
Petron Malaysia Refining & Marketing Bhd.	500	425
Press Metal Aluminium Holdings Bhd.	16,800	19,890
Public Bank Bhd.	151,600	153,561
Ranhill Utilities Bhd.(1)	90,125	26,234
RHB Bank Bhd.	31,114	47,025
Scientex Bhd.	3,300	2,636
Shin Yang Group Bhd.	22,500	4,204
Signature International Bhd.	3,300	1,053
Sime Darby Bhd.	143,700	57,348
Sime Darby Property Bhd.	170,100	55,837
Southern Cable Group Bhd.	38,200	11,216
SP Setia Bhd. Group	119,500	32,533
Sunway Bhd.	23,400	26,082
Supermax Corp. Bhd.(1)	79,360	12,867
Swift Haulage Bhd.	2,100	182
Syarikat Takaful Malaysia Keluarga Bhd.	500	423
Telekom Malaysia Bhd.	21,300	32,639
TIME dotCom Bhd.	47,300	58,205
Top Glove Corp. Bhd.(1)	32,000	6,077
UEM Sunrise Bhd.	56,400	9,647
Unisem M Bhd.	5,800	2,710
UWC Bhd.(1)	5,800	2,600
Velesto Energy Bhd.	241,600	10,211
ViTrox Corp. Bhd.	3,600	2,695
VS Industry Bhd.	162,000	30,961
Westports Holdings Bhd.	2,000	2,133
		2,033,099
Mexico — 2.1%
Alsea SAB de CV(1)	13,894	34,835
America Movil SAB de CV, ADR	10,271	173,580
Arca Continental SAB de CV	3,450	37,976
Banco del Bajio SA	77,217	200,407
Becle SAB de CV(2)	2,091	2,516
Bolsa Mexicana de Valores SAB de CV	8,432	18,437
Corp. Inmobiliaria Vesta SAB de CV	31,343	90,639
Fomento Economico Mexicano SAB de CV, ADR	1,258	134,015
Genomma Lab Internacional SAB de CV, Class B	34,525	39,908
Gentera SAB de CV	102,793	201,707
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	1,352	134,200
Grupo Aeroportuario del Pacifico SAB de CV, ADR	877	201,473
Grupo Aeroportuario del Sureste SAB de CV, ADR	267	85,979
Grupo Bimbo SAB de CV, Series A(2)	20,806	58,194
Grupo Comercial Chedraui SA de CV	171	1,252
Grupo Financiero Banorte SAB de CV, Class O	47,902	424,835
Grupo Mexico SAB de CV, Series B	29,961	165,561
Grupo Televisa SAB, ADR	22,806	43,559
Grupo Traxion SAB de CV(1)(2)	20,874	21,287
Kimberly-Clark de Mexico SAB de CV, A Shares	44,192	78,833
La Comer SAB de CV	33,005	71,469
Megacable Holdings SAB de CV	23,028	60,728
Nemak SAB de CV(1)	138,777	22,610
Orbia Advance Corp. SAB de CV	39,588	26,799
Promotora y Operadora de Infraestructura SAB de CV	8,337	93,918

Qualitas Controladora SAB de CV	2,067	22,167
Regional SAB de CV	188	1,462
Wal-Mart de Mexico SAB de CV	39,237	128,153
		2,576,499
Peru — 0.3%
Credicorp Ltd.	1,017	215,411
Intercorp Financial Services, Inc.	151	5,226
Southern Copper Corp.	1,168	106,164
		326,801
Philippines — 0.6%
Apex Mining Co., Inc.	177,900	21,898
Ayala Land, Inc.	48,000	19,764
Bank of the Philippine Islands	28,578	71,328
BDO Unibank, Inc.	28,606	82,601
Century Pacific Food, Inc.	32,600	23,358
Converge Information & Communications Technology Solutions, Inc.	72,200	26,085
Globe Telecom, Inc.	476	15,100
GT Capital Holdings, Inc.	3,220	31,419
International Container Terminal Services, Inc.	15,280	112,160
JG Summit Holdings, Inc.	61,900	22,187
Jollibee Foods Corp.	9,760	39,017
LT Group, Inc.	22,300	4,918
Manila Water Co., Inc.	59,500	35,529
Megaworld Corp.	420,000	13,465
Metropolitan Bank & Trust Co.	59,810	78,853
Monde Nissin Corp.	23,900	3,251
PLDT, Inc., ADR	1,136	25,469
Puregold Price Club, Inc.	37,100	20,613
Robinsons Land Corp.(1)	49,600	11,606
Robinsons Retail Holdings, Inc.	840	569
Security Bank Corp.	3,640	4,172
SM Investments Corp.	1,290	19,301
SM Prime Holdings, Inc.	69,400	28,040
Wilcon Depot, Inc.	21,900	2,417
		713,120
Poland — 1.3%
Alior Bank SA(1)	4,149	115,300
Allegro.eu SA(1)	4,286	39,432
AmRest Holdings SE	2,304	10,061
Asseco Poland SA	555	27,213
Bank Handlowy w Warszawie SA	1,274	40,839
Bank Millennium SA(1)	34,973	135,906
Bank Polska Kasa Opieki SA	4,295	211,725
Benefit Systems SA	121	99,657
Budimex SA(1)	250	41,704
CCC SA(1)	1,899	110,747
CD Projekt SA	705	41,795
Cyfrowy Polsat SA(1)	779	3,480
Dino Polska SA(1)	655	96,140
KRUK SA(1)	206	21,603
LPP SA	13	50,108
mBank SA(1)	219	47,981
Orange Polska SA	45,325	116,761
Pepco Group NV	8,192	37,431
Powszechna Kasa Oszczednosci Bank Polski SA	8,203	165,046

Powszechny Zaklad Ubezpieczen SA	8,385	136,988
Santander Bank Polska SA	177	23,686
TEN Square Games SA(1)	30	819
Text SA	432	6,143
Warsaw Stock Exchange	135	1,859
XTB SA	250	5,528
		1,587,952
South Africa — 3.7%
Absa Group Ltd.	20,470	197,423
AECI Ltd.	9,331	53,680
Aspen Pharmacare Holdings Ltd.	10,736	72,417
Astral Foods Ltd.	159	1,696
AVI Ltd.	1,253	6,582
Barloworld Ltd.	4,860	28,984
Bid Corp. Ltd.	3,124	82,811
Capitec Bank Holdings Ltd.	556	106,542
Clicks Group Ltd.	5,291	114,318
Coronation Fund Managers Ltd.	14,091	30,970
Curro Holdings Ltd.	14,259	7,538
DataTec Ltd.	14,582	51,059
Dis-Chem Pharmacies Ltd.	19,031	35,479
Discovery Ltd.	6,233	75,580
FirstRand Ltd.	40,866	169,516
Fortress Real Estate Investments Ltd., Class B	33,571	37,723
Foschini Group Ltd.	14,298	106,798
Gold Fields Ltd., ADR	13,400	308,200
Grindrod Ltd.	35,708	26,361
Impala Platinum Holdings Ltd.(1)	22,657	162,877
Investec Ltd.	4,166	29,528
JSE Ltd.	2,636	19,420
Kumba Iron Ore Ltd.(2)	1,809	29,602
Life Healthcare Group Holdings Ltd.	29,064	23,128
Merafe Resources Ltd.	29,081	1,926
Momentum Group Ltd.	75,046	145,804
Motus Holdings Ltd.	7,711	38,472
Mr. Price Group Ltd.	2,827	38,079
MTN Group Ltd.	38,576	268,509
MultiChoice Group(1)	7,873	51,282
Naspers Ltd., N Shares	560	160,909
Nedbank Group Ltd.	9,916	140,873
NEPI Rockcastle NV(1)	13,346	102,595
Netcare Ltd.	72,261	60,704
Ninety One Ltd.	9,921	21,094
Northam Platinum Holdings Ltd.(2)	9,505	80,441
Nutun Ltd.(1)	1,861	145
Oceana Group Ltd.	65	214
Old Mutual Ltd.	199,569	129,531
Omnia Holdings Ltd.	8,223	32,619
OUTsurance Group Ltd.	18,092	76,370
Pepkor Holdings Ltd.	14,195	23,068
Pick n Pay Stores Ltd.(1)(2)	9,193	13,926
PPC Ltd.	110,722	28,787
PSG Financial Services Ltd.	7,203	8,464
Raubex Group Ltd.	10,254	23,301
Remgro Ltd.	13,820	122,743

Reunert Ltd.	2,497	8,296
Sanlam Ltd.	19,952	98,359
Santam Ltd.	1,408	32,836
Sappi Ltd.	11,060	21,296
Shoprite Holdings Ltd.	7,688	124,939
Sibanye Stillwater Ltd., ADR(1)	36,031	219,429
SPAR Group Ltd.(1)(2)	9,263	57,283
Standard Bank Group Ltd.	17,427	226,064
Telkom SA SOC Ltd.(1)	23,550	51,058
Tiger Brands Ltd.	4,298	82,621
Truworths International Ltd.	10,842	44,238
Valterra Platinum Ltd.(2)	2,047	80,397
Vodacom Group Ltd.	12,374	94,931
Woolworths Holdings Ltd.	3,541	11,530
Zeda Ltd.	5,920	3,902
		4,505,267
South Korea — 11.2%
Aekyung Chemical Co. Ltd.	845	7,115
Aekyung Industrial Co. Ltd.	22	241
Agabang & Company(1)	104	393
Ahnlab, Inc.	19	854
Aju IB Investment Co. Ltd.	40	66
Alteogen, Inc.(1)	164	39,219
Amorepacific Corp.	461	44,629
Amorepacific Holdings Corp.	330	6,262
APR Corp.(1)	448	37,384
BGF Co. Ltd.	183	565
BGF retail Co. Ltd.	552	40,924
BH Co. Ltd.	1,386	12,207
Binggrae Co. Ltd.	682	44,704
BNK Financial Group, Inc.	12,589	100,805
Byucksan Corp.	247	393
C&C International Co. Ltd.	137	3,630
Celltrion, Inc.	936	109,102
Cheil Worldwide, Inc.	4,766	63,374
Cheryong Electric Co. Ltd.	359	8,471
CJ CGV Co. Ltd.(1)	3,809	13,107
CJ CheilJedang Corp.	463	77,542
CJ ENM Co. Ltd.(1)	1,079	48,088
CJ Logistics Corp.	178	10,358
Classys, Inc.	220	9,074
Com2uSCorp	75	2,061
Coreana Cosmetics Co. Ltd.(1)	63	108
Cosmax, Inc.	362	54,992
CosmoAM&T Co. Ltd.(1)	66	1,564
Coway Co. Ltd.	3,016	193,944
COWELL FASHION Co. Ltd.(1)	408	651
Cuckoo Homesys Co. Ltd.	229	4,262
Daeduck Electronics Co. Ltd.	1,634	17,709
Daewoong Co. Ltd.	334	6,131
Danal Co. Ltd.(1)	122	296
Daou Data Corp.	1,042	12,841
DB HiTek Co. Ltd.	1,837	51,811
DB Insurance Co. Ltd.	2,223	162,014
DI Dong Il Corp.	457	11,022

DL E&C Co. Ltd.	1,079	37,720
DN Automotive Corp.	430	6,831
Dong-A Socio Holdings Co. Ltd.	158	12,836
DongKook Pharmaceutical Co. Ltd.	41	504
Dongwha Enterprise Co. Ltd.(1)	1,097	6,634
Dongwon Development Co. Ltd.	33	61
Doosan Bobcat, Inc.	616	20,938
Doosan Co. Ltd.	6	2,117
Doosan Enerbility Co. Ltd.(1)	2,829	82,579
DoubleUGames Co. Ltd.	272	9,981
Douzone Bizon Co. Ltd.	413	16,622
Dreamtech Co. Ltd.	427	1,892
Echo Marketing, Inc.(1)	508	3,075
Ecopro BM Co. Ltd.(1)	38	2,465
Ecopro HN Co. Ltd.	72	1,266
E-MART, Inc.	1,183	78,141
Eo Technics Co. Ltd.	220	22,833
Eugene Technology Co. Ltd.	90	2,109
F&F Co. Ltd.	776	42,392
FutureCore Co. Ltd.(1)	436	—
Genexine, Inc.(1)	113	409
GOLFZON Co. Ltd.	202	9,627
GS P&L Co. Ltd.(1)	232	5,094
GS Retail Co. Ltd.	1,031	11,447
Hana Financial Group, Inc.	7,724	406,236
Hana Tour Service, Inc.	324	11,919
Handsome Co. Ltd.	153	1,785
Hanjin Transportation Co. Ltd.	134	1,980
Hankook & Co. Co. Ltd.	1,873	27,567
Hankook Tire & Technology Co. Ltd.	3,929	109,576
Hanmi Semiconductor Co. Ltd.	523	30,333
Hanon Systems(1)	8,967	19,606
Hansae Co. Ltd.	851	6,840
Hansol Chemical Co. Ltd.	246	23,668
Hansol Technics Co. Ltd.	4,044	14,678
Hanssem Co. Ltd.	358	10,897
Hanwha Galleria Corp.(1)	853	768
Hanwha General Insurance Co. Ltd.(1)	3,225	10,688
Hanwha Investment & Securities Co. Ltd.(1)	5,448	17,581
Hanwha Life Insurance Co. Ltd.(1)	13,083	28,007
Hanwha Solutions Corp.	2,425	52,240
Hanwha Systems Co. Ltd.	548	18,020
Hanwha Vision Co. Ltd.(1)	466	17,564
HD Hyundai Construction Equipment Co. Ltd.	265	13,495
HD Hyundai Electric Co. Ltd.	572	156,612
HD Hyundai Infracore Co. Ltd.(1)	2,501	17,089
HD HYUNDAI MIPO	188	26,289
HDC Hyundai Development Co-Engineering & Construction, E Shares	2,503	42,361
Helixmith Co. Ltd.(1)	119	287
Hite Jinro Co. Ltd.	2,565	37,511
HL Holdings Corp.(1)	51	1,492
HL Mando Co. Ltd.	1,606	39,150
HLB, Inc.(1)	471	18,566
HMM Co. Ltd.	4,863	75,013
Hotel Shilla Co. Ltd.(1)	863	30,996

HS Hyosung Advanced Materials Corp.	130	18,729
HS Hyosung Corp.(1)	15	636
Hugel, Inc.(1)	52	12,473
Humedix Co. Ltd.	72	2,778
Hwaseung Enterprise Co. Ltd.	36	204
HYBE Co. Ltd.(1)	148	28,544
Hyosung Chemical Corp.(1)	3	63
Hyosung Corp.	70	3,162
Hyosung Heavy Industries Corp.	87	38,906
Hyosung TNC Corp.	226	39,767
Hyundai Autoever Corp.	70	7,265
HYUNDAI Corp.	447	8,570
Hyundai Department Store Co. Ltd.	1,023	53,313
Hyundai Elevator Co. Ltd.	416	22,862
Hyundai Engineering & Construction Co. Ltd.	1,237	57,170
Hyundai Futurenet Co. Ltd.	86	203
Hyundai GF Holdings	506	2,731
Hyundai Glovis Co. Ltd.	1,833	150,420
Hyundai Green Food	269	3,342
Hyundai Home Shopping Network Corp.	59	2,333
Hyundai Marine & Fire Insurance Co. Ltd.(1)	2,817	49,693
Hyundai Motor Co.	2,351	315,118
Hyundai Rotem Co. Ltd.	1,952	206,613
Hyundai Wia Corp.	1,210	37,400
iM Financial Group Co. Ltd.	8,428	68,142
iMarketKorea, Inc.	319	1,868
Industrial Bank of Korea	7,623	86,853
Innocean Worldwide, Inc.	1,147	15,104
Innox Advanced Materials Co. Ltd.	492	8,038
Insun ENT Co. Ltd.(1)	304	1,204
Interflex Co. Ltd.(1)	83	495
INTOPS Co. Ltd.	605	6,692
iNtRON Biotechnology, Inc.	184	583
IS Dongseo Co. Ltd.	786	11,995
ISU Chemical Co. Ltd.(1)	305	1,201
ISU Specialty Chemical(1)	1,190	34,878
JB Financial Group Co. Ltd.	5,346	73,058
Jusung Engineering Co. Ltd.	1,633	36,992
JYP Entertainment Corp.	1,061	57,389
K Car Co. Ltd.	629	6,878
Kakao Corp.	2,307	71,281
Kakao Games Corp.(1)	78	914
KakaoBank Corp.	1,971	33,508
Kakaopay Corp.(1)	951	26,067
KB Financial Group, Inc., ADR	7,004	523,549
KC Co. Ltd.	71	1,144
KC Tech Co. Ltd.	77	1,355
KCC Corp.	202	44,947
KCC Glass Corp.	147	3,270
KEPCO Engineering & Construction Co., Inc.	21	955
KG Eco Solution Co. Ltd.	1,102	4,942
KH Vatec Co. Ltd.	267	1,988
Kia Corp.	5,432	351,303
KIWOOM Securities Co. Ltd.	427	50,232
Koh Young Technology, Inc.	681	7,423

Kolmar Korea Co. Ltd.(1)	335	20,120
Kolon Industries, Inc.	850	20,581
KONA I Co. Ltd.	292	9,193
Korea Investment Holdings Co. Ltd.	1,803	140,934
Korea Petrochemical Ind Co. Ltd.	256	15,321
Korea Real Estate Investment & Trust Co. Ltd.	1,631	1,382
Korean Air Lines Co. Ltd.	4,073	66,354
Korean Reinsurance Co.	8,007	53,584
Krafton, Inc.(1)	469	125,272
KT Corp.	1,216	44,468
KT Skylife Co. Ltd.	319	1,073
Kum Yang Co. Ltd.(1)	480	3,444
Kumho Petrochemical Co. Ltd.	518	43,335
Kumho Tire Co., Inc.(1)	8,646	27,885
LEENO Industrial, Inc.	1,095	31,307
LF Corp.	203	2,449
LG Display Co. Ltd., ADR(1)	25,476	80,759
LG Electronics, Inc.	2,980	153,270
LG Energy Solution Ltd.(1)	278	57,548
LG H&H Co. Ltd.	145	34,188
LG Innotek Co. Ltd.	580	60,784
LG Uplus Corp.	11,428	105,866
Lotte Chemical Corp.	377	16,293
Lotte Chilsung Beverage Co. Ltd.	304	23,503
LOTTE Fine Chemical Co. Ltd.	1,282	35,169
LOTTE Himart Co. Ltd.	6	34
Lotte Innovate Co. Ltd.	27	370
Lotte Rental Co. Ltd.	708	16,743
Lotte Shopping Co. Ltd.	544	31,713
Lotte Wellfood Co. Ltd.	117	10,094
LS Corp.	194	22,338
LS Electric Co. Ltd.	171	31,220
LVMC Holdings(1)	3,944	5,404
LX Hausys Ltd.	49	1,125
LX Semicon Co. Ltd.	824	35,902
Maeil Dairies Co. Ltd.	36	965
Mcnex Co. Ltd.	268	5,295
MegaStudyEdu Co. Ltd.	330	12,496
Meritz Financial Group, Inc.	2,979	240,787
Mirae Asset Securities Co. Ltd.	6,681	75,166
Misto Holdings Corp.	1,310	34,184
NAVER Corp.	1,220	165,320
NCSoft Corp.	188	20,747
Neowiz(1)	704	13,051
Netmarble Corp.	185	6,841
Nexen Tire Corp.	499	2,425
NEXTIN, Inc.	149	5,762
NH Investment & Securities Co. Ltd.	5,514	68,791
NHN Corp.	602	8,305
NHN KCP Corp.	879	4,803
NICE Information Service Co. Ltd.	459	4,831
OCI Holdings Co. Ltd.	869	44,607
Otoki Corp.	114	32,841
Pan Ocean Co. Ltd.	10,419	27,947
Partron Co. Ltd.	1,043	4,959

Pearl Abyss Corp.(1)	43	1,196
PharmaResearch Co. Ltd.	43	14,023
PI Advanced Materials Co. Ltd.	615	7,852
Pond Group Co. Ltd.	235	1,491
PSK, Inc.	981	12,964
Pulmuone Co. Ltd.	21	193
RFHIC Corp.	31	441
S&S Tech Corp.	167	3,895
S-1 Corp.	658	31,513
Sam Young Electronics Co. Ltd.	51	403
Samsung Biologics Co. Ltd.(1)	130	97,172
Samsung C&T Corp.	812	88,010
Samsung Electro-Mechanics Co. Ltd.	973	85,885
Samsung Electronics Co. Ltd., GDR	2,047	2,061,520
Samsung Fire & Marine Insurance Co. Ltd.	862	252,273
Samsung Heavy Industries Co. Ltd.(1)	31,119	380,063
Samsung Life Insurance Co. Ltd.	836	59,824
Samsung SDI Co. Ltd.	520	63,579
Samsung SDS Co. Ltd.	245	23,059
Samsung Securities Co. Ltd.	3,231	141,360
Samwha Capacitor Co. Ltd.	47	838
SD Biosensor, Inc.	1,269	10,728
SeAH Steel Corp.	248	30,332
Sebang Co. Ltd.	290	2,901
Sebang Global Battery Co. Ltd.	282	13,652
Seegene, Inc.	882	21,412
Seobu T&D	1,016	5,750
Seojin System Co. Ltd.(1)	300	4,981
SFA Engineering Corp.	338	5,123
SFA Semicon Co. Ltd.(1)	644	1,397
Shinhan Financial Group Co. Ltd., ADR	9,140	378,944
Shinsegae International, Inc.	226	1,787
Shinsegae, Inc.	625	80,496
SK Biopharmaceuticals Co. Ltd.(1)	313	21,094
SK Bioscience Co. Ltd.(1)	159	5,201
SK Chemicals Co. Ltd.	123	5,112
SK D&D Co. Ltd.	317	2,215
SK Eternix Co. Ltd.(1)	568	8,017
SK Hynix, Inc.	9,064	1,337,041
SK IE Technology Co. Ltd.(1)	301	4,649
SK Networks Co. Ltd.	4,954	14,833
SK Telecom Co. Ltd., ADR	3,101	63,695
SKC Co. Ltd.(1)	118	7,597
SL Corp.	1,197	27,498
SM Entertainment Co. Ltd.	416	38,619
SNT Dynamics Co. Ltd.	1,015	30,857
Soop Co. Ltd.	354	21,700
ST Pharm Co. Ltd.	36	2,063
STIC Investments, Inc.	42	334
Studio Dragon Corp.(1)	518	17,907
Sun Kwang Co. Ltd.	52	772
Sungwoo Hitech Co. Ltd.	1,622	6,576
Taewoong Co. Ltd.(1)	105	1,741
Taihan Electric Wire Co. Ltd.(1)	304	2,810
TES Co. Ltd.	1,545	25,003

TKG Huchems Co. Ltd.	432	5,090
Tongyang Life Insurance Co. Ltd.(1)	1,401	5,619
Value Added Technology Co. Ltd.	33	487
Vidente Co. Ltd.(1)	312	—
VT Co. Ltd.(1)	910	26,839
Webzen, Inc.	98	983
WONIK IPS Co. Ltd.	501	8,250
Wonik QnC Corp.	562	6,697
Woongjin Thinkbig Co. Ltd.	2,718	3,317
Woori Financial Group, Inc.	19,328	269,699
Woori Technology Investment Co. Ltd.(1)	1,267	6,303
W-Scope Chungju Plant Co. Ltd.(1)	317	1,778
YG Entertainment, Inc.	232	13,617
Youngone Corp.	1,572	69,069
Youngone Holdings Co. Ltd.	418	36,601
Yuhan Corp.	452	34,167
Zinus, Inc.	262	3,311
		13,572,209
Taiwan — 21.5%
Abico Avy Co. Ltd.	10,000	9,972
Ability Enterprise Co. Ltd.	1,000	1,669
AcBel Polytech, Inc.	1,299	1,130
Accton Technology Corp.	10,000	244,017
Acer, Inc.	51,000	58,376
ACES Electronic Co. Ltd.(1)	13,000	22,380
Acon Holding, Inc.(1)	5,000	1,424
Acter Group Corp. Ltd.	4,000	50,188
Advanced International Multitech Co. Ltd.	4,000	8,873
Advanced Wireless Semiconductor Co.	5,000	12,799
Advancetek Enterprise Co. Ltd.	9,000	21,025
Advantech Co. Ltd.	1,099	12,370
AIC, Inc.	1,000	10,688
Allied Supreme Corp.	1,000	8,135
Alltek Technology Corp.	1,080	1,356
Alltop Technology Co. Ltd.	1,000	7,512
Alpha Networks, Inc.	8,000	7,605
Altek Corp.	23,561	31,246
Amazing Microelectronic Corp.	3,040	7,463
Ambassador Hotel	6,000	9,302
Ampak Technology, Inc.	2,000	6,037
Ampire Co. Ltd.	1,000	1,003
AMPOC Far-East Co. Ltd.	5,000	16,055
AmTRAN Technology Co. Ltd.	27,456	12,734
Anpec Electronics Corp.	1,000	5,361
Aopen, Inc.	1,000	1,484
Apacer Technology, Inc.	1,000	1,683
Apex International Co. Ltd.(1)	7,995	5,804
Arcadyan Technology Corp.	9,000	63,572
Ardentec Corp.	15,000	37,917
Argosy Research, Inc.	1,000	5,090
ASE Technology Holding Co. Ltd., ADR	22,164	207,898
Asia Optical Co., Inc.	10,000	43,836
Asia Polymer Corp.	9,000	3,596
Asia Tech Image, Inc.	3,000	9,226
Asia Vital Components Co. Ltd.	6,382	128,117

ASROCK, Inc.	2,000	14,077
Asustek Computer, Inc.	10,000	205,598
AUO Corp.(1)	137,600	58,462
AURAS Technology Co. Ltd.	1,000	18,561
Avermedia Technologies	1,000	1,264
Axiomtek Co. Ltd.	4,000	12,120
Azurewave Technologies, Inc.	12,000	20,920
Bafang Yunji International Co. Ltd.	1,000	6,583
Bank of Kaohsiung Co. Ltd.	62,834	24,765
BenQ Materials Corp.	3,000	2,457
Bin Chuan Enterprise Co. Ltd.	5,000	8,074
Bioteque Corp.	1,000	4,025
Bizlink Holding, Inc.	3,000	62,986
Brillian Network & Automation Integrated System Co. Ltd.	2,000	14,878
Capital Securities Corp.	56,000	46,262
Career Technology MFG. Co. Ltd.(1)	10,000	3,995
Caswell, Inc.	3,000	9,298
Catcher Technology Co. Ltd.	14,000	97,280
Cathay Financial Holding Co. Ltd.	183,611	363,219
Cenra, Inc.	1,000	1,269
Center Laboratories, Inc.(1)	2,198	2,945
Central Reinsurance Co. Ltd.	13,000	10,748
Chailease Holding Co. Ltd.	48,132	193,356
Chang Hwa Commercial Bank Ltd.	124,797	75,644
Chang Wah Electromaterials, Inc.	3,000	4,772
Chang Wah Technology Co. Ltd.	1,000	1,153
Channel Well Technology Co. Ltd.	17,000	46,152
CHC Healthcare Group	7,000	10,081
CHC Resources Corp.	5,000	12,964
Chenbro Micom Co. Ltd.	3,000	31,632
Cheng Mei Materials Technology Corp.(1)	30,892	13,438
Cheng Shin Rubber Industry Co. Ltd.	57,000	96,068
Cheng Uei Precision Industry Co. Ltd.	6,000	10,137
Chenming Electronic Technology Corp.	6,000	19,113
Chicony Electronics Co. Ltd.	24,000	133,899
Chicony Power Technology Co. Ltd.	7,000	29,550
China Bills Finance Corp.	11,000	5,681
China Container Terminal Corp.	1,000	969
China General Plastics Corp.	3,000	1,073
China Man-Made Fiber Corp.(1)	47,000	10,395
China Metal Products	10,000	8,638
China Motor Corp.	4,000	8,977
China Steel Chemical Corp.	1,000	3,161
China Wire & Cable Co. Ltd.	1,000	1,238
Chinese Maritime Transport Ltd.	2,000	3,047
Chin-Poon Industrial Co. Ltd.	13,000	14,370
Chipbond Technology Corp.(1)	13,000	27,945
ChipMOS Technologies, Inc.	23,000	21,610
Chlitina Holding Ltd.	1,000	3,988
Chong Hong Construction Co. Ltd.	6,000	18,252
Chroma ATE, Inc.	9,000	99,249
Chunghwa Chemical Synthesis & Biotech Co. Ltd.	1,000	972
Chunghwa Precision Test Tech Co. Ltd.	1,000	29,237
Chunghwa Telecom Co. Ltd., ADR	1,559	67,785
Cleanaway Co. Ltd.	2,000	12,914

Clevo Co.	10,000	16,327
CMC Magnetics Corp.(1)	42,400	11,556
Collins Co. Ltd.	1,000	528
Compal Electronics, Inc.	199,000	188,604
Compeq Manufacturing Co. Ltd.	34,000	68,127
Compucase Enterprise	7,000	16,015
Concord International Securities Co. Ltd.	15,707	6,833
Concord Securities Co. Ltd.	44,000	17,129
Contrel Technology Co. Ltd.	6,000	7,232
Coremax Corp.	2,000	3,172
Coretronic Corp.	10,000	18,970
Co-Tech Development Corp.	6,000	10,820
Creative Sensor, Inc.	5,400	8,722
CSBC Corp. Taiwan(1)	1,000	546
CTBC Financial Holding Co. Ltd.	342,000	461,673
CyberPower Systems, Inc.	2,000	17,045
Da-Li Development Co. Ltd.	6,846	11,320
Darfon Electronics Corp.	6,000	7,367
Darwin Precisions Corp.	1,000	374
Daxin Materials Corp.	3,000	20,626
Delpha Construction Co. Ltd.	1,000	1,073
Delta Electronics, Inc.	6,000	73,730
Depo Auto Parts Ind Co. Ltd.	6,000	35,891
Dimerco Data System Corp.	4,000	16,142
Dimerco Express Corp.	6,300	17,492
D-Link Corp.	3,000	1,812
Dynamic Holding Co. Ltd.	13,000	17,844
Dynapack International Technology Corp.(1)	7,000	46,692
E Ink Holdings, Inc.	1,000	6,976
E.Sun Financial Holding Co. Ltd.	263,531	260,641
Eastech Holding Ltd.	6,000	17,910
Eclat Textile Co. Ltd.(1)	4,000	56,856
Edom Technology Co. Ltd.	11,000	9,631
Elan Microelectronics Corp.	4,000	18,173
Elite Advanced Laser Corp.(1)	2,000	12,407
Elite Material Co. Ltd.	5,000	122,815
Elitegroup Computer Systems Co. Ltd.	11,000	6,658
eMemory Technology, Inc.	1,000	79,531
Emerging Display Technologies Corp.	1,000	772
Ennostar, Inc.(1)	28,000	32,607
Eson Precision Ind Co. Ltd.	5,000	8,080
Eternal Materials Co. Ltd.	24,850	21,394
Evergreen International Storage & Transport Corp.	28,000	32,083
Evergreen Marine Corp. Taiwan Ltd.	24,800	200,361
EVERGREEN Steel Corp.	7,000	20,936
Everlight Chemical Industrial Corp.	18,000	10,526
Everlight Electronics Co. Ltd.	15,000	40,326
Excelsior Medical Co. Ltd.	5,567	15,854
Far Eastern Department Stores Ltd.	45,000	34,769
Far Eastern International Bank	87,716	37,641
Far Eastern New Century Corp.	85,000	92,536
Far EasTone Telecommunications Co. Ltd.	24,934	71,599
Faraday Technology Corp.	3,000	17,310
Farglory F T Z Investment Holding Co. Ltd.	2,376	2,964
Farglory Land Development Co. Ltd.	11,000	22,341

Favite, Inc.(1)	5,000	5,217
Feedback Technology Corp.	1,080	3,862
Feng TAY Enterprise Co. Ltd.	6,120	24,680
First Financial Holding Co. Ltd.	285,434	256,219
First Hi-Tec Enterprise Co. Ltd.	3,000	17,698
First Steamship Co. Ltd.(1)	16,000	3,371
FIT Holding Co. Ltd.	9,000	15,129
Fitipower Integrated Technology, Inc.	1,950	13,822
FLEXium Interconnect, Inc.(1)	12,000	21,483
Flytech Technology Co. Ltd.	5,000	18,553
FocalTech Systems Co. Ltd.	11,000	22,592
Forcecon Tech Co. Ltd.	3,085	10,893
Formosa Advanced Technologies Co. Ltd.	8,000	6,984
Formosa Chemicals & Fibre Corp.	41,000	32,480
Formosa International Hotels Corp.	2,000	12,982
Formosa Laboratories, Inc.	2,000	4,672
Formosan Union Chemical	13,000	7,839
Foxconn Technology Co. Ltd.	47,000	93,841
Foxsemicon Integrated Technology, Inc.	2,000	19,727
Franbo Lines Corp.	1,000	678
Froch Enterprise Co. Ltd.	4,000	2,035
FSP Technology, Inc.	7,000	14,251
Fubon Financial Holding Co. Ltd.	132,144	348,342
Fulgent Sun International Holding Co. Ltd.	3,118	10,671
Fulltech Fiber Glass Corp.(1)	8,892	10,218
Fusheng Precision Co. Ltd.	5,000	57,991
G Shank Enterprise Co. Ltd.	3,176	7,744
Gamania Digital Entertainment Co. Ltd.	3,000	7,327
Gemtek Technology Corp.	15,000	13,140
General Interface Solution GIS Holding Ltd.(1)	7,000	10,832
Genius Electronic Optical Co. Ltd.	2,000	25,946
GeoVision, Inc.	4,450	7,327
Getac Holdings Corp.(1)	10,000	40,073
Giant Manufacturing Co. Ltd.	7,000	27,703
Gigabyte Technology Co. Ltd.	13,000	117,009
Global Brands Manufacture Ltd.	15,000	42,912
Global Mixed Mode Technology, Inc.	2,000	14,840
Global Unichip Corp.	2,000	75,639
Globaltek Fabrication Co. Ltd.	4,000	7,731
Globalwafers Co. Ltd.	4,000	41,439
Gloria Material Technology Corp.	13,000	18,635
Gold Circuit Electronics Ltd.	8,800	74,880
Golden Long Teng Development Co. Ltd.	8,000	7,641
Gordon Auto Body Parts	1,000	1,038
Gourmet Master Co. Ltd.	2,000	6,150
Grand Fortune Securities Co. Ltd.	2,200	897
Grand Pacific Petrochemical(1)	38,352	13,498
Grand Process Technology Corp.	1,000	39,036
Grape King Bio Ltd.	4,000	17,848
Greatek Electronics, Inc.	15,000	28,299
Group Up Industrial Co. Ltd.	4,000	25,664
GTM Holdings Corp.	1,000	1,095
Hai Kwang Enterprise Corp.(1)	1,050	563
Hannstar Board Corp.	10,120	20,179
HannStar Display Corp.(1)	43,000	10,472

HannsTouch Holdings Co.(1)	12,000	2,630
HD Renewable Energy Co. Ltd.	2,000	15,353
Highwealth Construction Corp.	34,351	45,473
Hiroca Holdings Ltd.	1,000	792
Hitron Technology, Inc.	5,000	3,487
Hiwin Technologies Corp.	2,030	14,910
Hiyes International Co. Ltd.	3,000	12,254
Ho Tung Chemical Corp.	43,000	11,310
Hocheng Corp.	8,000	4,197
Holy Stone Enterprise Co. Ltd.	5,050	14,349
Hon Hai Precision Industry Co. Ltd.	185,000	942,138
Hong Pu Real Estate Development Co. Ltd.	10,000	10,147
Hong TAI Electric Industrial	1,000	1,102
Horizon Securities Co. Ltd.	1,060	374
Hotai Finance Co. Ltd.	7,920	18,306
Hotai Motor Co. Ltd.	6,020	127,371
HTC Corp.(1)	1,000	1,281
Hu Lane Associate, Inc.	5,125	23,585
Hua Nan Financial Holdings Co. Ltd.	135,363	118,433
Huaku Development Co. Ltd.	5,500	20,559
Huang Hsiang Construction Corp.	1,000	1,745
Hung Sheng Construction Ltd.	10,000	8,461
Hwang Chang General Contractor Co. Ltd.	27,353	80,871
Ibase Technology, Inc.	1,000	2,053
IBF Financial Holdings Co. Ltd.	37,525	15,552
Ichia Technologies, Inc.	7,000	9,192
I-Chiun Precision Industry Co. Ltd.	8,324	21,869
IEI Integration Corp.	3,000	8,311
Infortrend Technology, Inc.	6,000	4,640
Innodisk Corp.	2,079	16,161
Innolux Corp.	221,248	88,861
Inpaq Technology Co. Ltd.	5,000	11,853
Insyde Software Corp.	2,400	17,560
Integrated Service Technology, Inc.	2,000	6,978
International Games System Co. Ltd.	5,000	139,238
Inventec Corp.	39,000	54,000
Iron Force Industrial Co. Ltd.	4,148	13,035
ITE Technology, Inc.	6,000	26,717
Jarllytec Co. Ltd.	1,000	3,892
Jetwell Computer Co. Ltd.	2,000	13,459
Johnson Health Tech Co. Ltd.	3,000	14,675
JPC connectivity, Inc.	3,000	14,104
Kaimei Electronic Corp.	5,800	11,573
Kaori Heat Treatment Co. Ltd.(1)	1,000	7,878
KEE TAI Properties Co. Ltd.	9,135	4,067
Kenda Rubber Industrial Co. Ltd.	2,100	1,659
Kenmec Mechanical Engineering Co. Ltd.(1)	5,160	11,660
Kerry TJ Logistics Co. Ltd.	1,000	1,219
Keystone Microtech Corp.	1,000	10,695
Kindom Development Co. Ltd.	14,000	25,689
King Yuan Electronics Co. Ltd.	32,000	101,384
King's Town Bank Co. Ltd.	30,000	49,955
Kinik Co.	1,000	9,201
Kinpo Electronics	57,000	39,996
Kinsus Interconnect Technology Corp.	6,000	15,986

KMC Kuei Meng International, Inc.	1,000	3,313
KNH Enterprise Co. Ltd.	2,000	1,414
Ko Ja Cayman Co. Ltd.	1,000	1,298
KS Terminals, Inc.	4,000	7,278
Kwong Lung Enterprise Co. Ltd.	1,000	1,713
Lanner Electronics, Inc.	3,180	8,403
Largan Precision Co. Ltd.	1,000	76,035
Lealea Enterprise Co. Ltd.(1)	8,320	1,960
LEE CHI Enterprises Co. Ltd.	1,000	377
Lelon Electronics Corp.	4,000	10,222
Lien Hwa Industrial Holdings Corp.	2,368	3,550
Lingsen Precision Industries Ltd.(1)	22,000	10,317
Lintes Technology Co. Ltd.	2,000	8,216
Lite-On Technology Corp.	40,000	133,635
Long Bon International Co. Ltd.(1)	17,000	9,999
Longchen Paper & Packaging Co. Ltd.(1)	11,000	3,157
Longwell Co.	5,000	15,851
Lotes Co. Ltd.	1,025	43,773
Lotus Pharmaceutical Co. Ltd.	3,000	23,237
Lumax International Corp. Ltd.	7,000	23,743
Lung Yen Life Service Corp.(1)	7,000	14,405
Macroblock, Inc.	1,000	1,998
Macronix International Co. Ltd.	39,000	27,589
Makalot Industrial Co. Ltd.	8,160	74,435
Marketech International Corp.	3,000	17,096
Materials Analysis Technology, Inc.	1,051	5,032
MediaTek, Inc.	25,000	1,026,465
Mega Financial Holding Co. Ltd.	191,967	253,182
Mercuries Life Insurance Co. Ltd.(1)	87,000	15,178
Merida Industry Co. Ltd.	5,000	19,478
Merry Electronics Co. Ltd.	5,075	21,178
Micro-Star International Co. Ltd.	18,000	84,482
Mildef Crete, Inc.	4,000	14,533
MIN AIK Technology Co. Ltd.	12,000	9,028
Mitac Holdings Corp.(1)	29,000	56,609
momo.com, Inc.	1,000	10,061
MOSA Industrial Corp.(1)	13,331	7,557
Mosel Vitelic, Inc.(1)	2,000	1,535
MPI Corp.	3,000	78,388
MSSCORPS Co. Ltd.	3,000	12,030
My Humble House Hospitality Management Consulting(1)	3,000	4,239
Myson Century, Inc.	40,000	75,035
Namchow Holdings Co. Ltd.	12,000	18,773
Nan Pao Resins Chemical Co. Ltd.	2,000	23,304
Nan Ya Printed Circuit Board Corp.	4,000	13,688
Nanya Technology Corp.(1)	17,000	25,288
Netronix, Inc.	3,000	11,836
Nexcom International Co. Ltd.	8,000	20,835
Nichidenbo Corp.	6,000	15,329
Nidec Chaun-Choung Technology Corp.	1,000	4,182
Nien Hsing Textile Co. Ltd.	2,000	1,330
Nien Made Enterprise Co. Ltd.	4,000	57,231
Nova Technology Corp.	4,000	22,136
Novatek Microelectronics Corp.	9,000	153,274
Nuvoton Technology Corp.	8,000	19,209

O-Bank Co. Ltd.	22,000	6,917
Oneness Biotech Co. Ltd.(1)	143	276
Optimax Technology Corp.	8,000	7,657
Orient Semiconductor Electronics Ltd.	23,000	28,326
Oriental Union Chemical Corp.	3,000	1,323
O-TA Precision Industry Co. Ltd.	3,000	6,768
Pan Jit International, Inc.	15,000	24,998
Pan-International Industrial Corp.	17,000	21,491
PCL Technologies, Inc.	3,000	8,077
Pegatron Corp.	72,000	199,178
Pegavision Corp.	2,000	22,589
Phison Electronics Corp.	3,000	50,062
Phoenix Silicon International Corp.	6,275	28,508
Pixart Imaging, Inc.	2,000	14,492
Planet Technology Corp.	2,000	10,141
Pou Chen Corp.	85,000	87,690
Powerchip Semiconductor Manufacturing Corp.(1)	63,000	32,087
Powertech Technology, Inc.	23,000	88,403
Poya International Co. Ltd.	1,020	17,037
President Chain Store Corp.	20,000	170,313
President Securities Corp.	32,000	24,095
Primax Electronics Ltd.	18,000	46,476
Prince Housing & Development Corp.	33,000	10,498
Promate Electronic Co. Ltd.	6,000	14,506
Prosperity Dielectrics Co. Ltd.	7,000	8,757
Qisda Corp.	15,000	13,356
Quanta Computer, Inc.(1)	24,000	212,314
Quanta Storage, Inc.	9,000	25,224
Quintain Steel Co. Ltd.(1)	23,327	7,708
Radiant Opto-Electronics Corp.	15,000	73,216
Radium Life Tech Co. Ltd.(1)	34,947	15,747
Realtek Semiconductor Corp.	14,000	249,639
Rechi Precision Co. Ltd.	13,000	12,770
Rich Development Co. Ltd.	33,990	10,491
Ritek Corp.(1)	29,000	9,577
Rodex Fasteners Corp.	1,000	1,189
Roo Hsing Co. Ltd.(1)	1,000	115
Ruentex Development Co. Ltd.	4,050	4,007
Ruentex Industries Ltd.	18,000	30,184
San Fang Chemical Industry Co. Ltd.	14,000	17,806
San Far Property Ltd.	8,000	5,586
Sanyang Motor Co. Ltd.	10,000	23,369
Savior Lifetec Corp.	5,000	3,562
Scientech Corp.	1,000	9,323
ScinoPharm Taiwan Ltd.	1,000	561
SDI Corp.	1,000	2,316
Senao Networks, Inc.	3,000	17,304
Sercomm Corp.	13,000	41,745
Shanghai Commercial & Savings Bank Ltd.	149,905	232,054
Sharehope Medicine Co. Ltd.	1,092	1,027
Sheng Yu Steel Co. Ltd.	1,000	800
ShenMao Technology, Inc.	4,000	8,475
Shih Her Technologies, Inc.	3,000	12,497
Shih Wei Navigation Co. Ltd.(1)	8,000	4,460
Shin Foong Specialty & Applied Materials Co. Ltd.(1)	1,000	1,298

Shin Kong Financial Holding Co. Ltd.(1)	508,203	203,054
Shin Zu Shing Co. Ltd.	4,127	24,333
Shinkong Insurance Co. Ltd.	12,000	41,816
Shinkong Synthetic Fibers Corp.	27,000	11,672
Shiny Chemical Industrial Co. Ltd.	3,000	14,975
Sigurd Microelectronics Corp.	15,000	38,238
Simplo Technology Co. Ltd.	8,000	99,320
Sinbon Electronics Co. Ltd.	4,000	30,653
Sino-American Silicon Products, Inc.	1,000	3,732
Sinon Corp.	11,000	15,740
SinoPac Financial Holdings Co. Ltd.	261,171	198,670
Sinphar Pharmaceutical Co. Ltd.	1,080	1,186
Sitronix Technology Corp.	3,000	21,506
Siward Crystal Technology Co. Ltd.	3,000	2,243
Soft-World International Corp.	4,000	13,854
Solar Applied Materials Technology Corp.	1,000	1,912
Solomon Technology Corp.	2,000	9,312
Sonix Technology Co. Ltd.	1,000	1,197
Sporton International, Inc.	1,050	6,387
Sports Gear Co. Ltd.	1,000	3,872
St. Shine Optical Co. Ltd.	3,000	16,731
Standard Foods Corp.	21,000	23,891
Stark Technology, Inc.	4,000	22,094
Sunonwealth Electric Machine Industry Co. Ltd.	5,000	17,099
Sunplus Innovation Technology, Inc.	2,000	8,467
Sunrex Technology Corp.	2,000	3,473
Supreme Electronics Co. Ltd.	16,843	27,688
Symtek Automation Asia Co. Ltd.	2,080	11,814
Syncmold Enterprise Corp.	5,000	12,724
Synnex Technology International Corp.	45,000	106,176
Systex Corp.	4,000	15,471
T3EX Global Holdings Corp.	1,000	2,644
TAI Roun Products Co. Ltd.	1,000	472
Taichung Commercial Bank Co. Ltd.	115,370	78,693
TaiDoc Technology Corp.	2,000	9,243
Taiflex Scientific Co. Ltd.	7,000	10,855
Tainan Spinning Co. Ltd.	31,000	14,044
Tai-Saw Technology Co. Ltd.	1,000	643
Taishin Financial Holding Co. Ltd.	409,785	233,222
Taisun Enterprise Co. Ltd.(1)	1,000	706
Taita Chemical Co. Ltd.	1,050	408
TAI-TECH Advanced Electronics Co. Ltd.	3,000	10,426
Taiwan Business Bank	180,124	88,042
Taiwan Cooperative Financial Holding Co. Ltd.	37,362	29,861
Taiwan FU Hsing Industrial Co. Ltd.	12,000	20,072
Taiwan Glass Industry Corp.(1)	5,000	2,544
Taiwan High Speed Rail Corp.	43,000	39,251
Taiwan Hon Chuan Enterprise Co. Ltd.	10,222	49,736
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	9,000	10,750
Taiwan Mask Corp.	7,000	6,716
Taiwan Mobile Co. Ltd.	3,000	11,378
Taiwan Navigation Co. Ltd.	4,000	3,865
Taiwan Paiho Ltd.	6,000	11,531
Taiwan PCB Techvest Co. Ltd.	6,000	6,311
Taiwan Sakura Corp.	4,000	11,342

Taiwan Secom Co. Ltd.	1,000	3,927
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	37,718	7,291,644
Taiwan Steel Union Co. Ltd.	1,000	3,537
Taiwan Styrene Monomer(1)	1,000	280
Taiwan Surface Mounting Technology Corp.	7,000	25,280
Taiwan TEA Corp.(1)	9,000	4,703
Taiwan Union Technology Corp.	6,000	33,633
Tatung Co. Ltd.(1)	17,000	23,452
Tatung System Technologies, Inc.	4,000	10,624
TBI Motion Technology Co. Ltd.(1)	14,000	18,649
TCI Co. Ltd.	3,000	12,638
Team Group, Inc.(1)	3,000	7,164
Teco Electric & Machinery Co. Ltd.	30,000	52,203
Test Research, Inc.	5,000	18,510
Tex-Ray Industrial Co. Ltd.(1)	1,000	284
Thinking Electronic Industrial Co. Ltd.	1,000	4,552
Thye Ming Industrial Co. Ltd.	6,000	13,818
Ton Yi Industrial Corp.	17,000	11,616
Tong Hsing Electronic Industries Ltd.	3,770	13,778
Tong Yang Industry Co. Ltd.	7,000	30,196
Tong-Tai Machine & Tool Co. Ltd.	15,000	12,828
Topco Scientific Co. Ltd.	6,086	52,572
Topkey Corp.	2,000	12,913
Topoint Technology Co. Ltd.	9,000	8,603
TPK Holding Co. Ltd.(1)	14,000	14,231
Transcend Information, Inc.	6,000	20,468
Tripod Technology Corp.	16,000	112,967
Tsann Kuen Enterprise Co. Ltd.	4,000	3,363
TSRC Corp.	13,000	7,900
TTY Biopharm Co. Ltd.	7,000	17,514
Tung Ho Steel Enterprise Corp.	12,000	25,738
Tung Thih Electronic Co. Ltd.	1,100	2,301
TXC Corp.	6,000	18,666
TYC Brother Industrial Co. Ltd.	7,000	10,815
Tycoons Group Enterprise	702	190
Tyntek Corp.	1,000	552
TZE Shin International Co. Ltd.	1,100	752
UDE Corp.	4,000	11,701
Unimicron Technology Corp.	24,000	83,085
Union Bank of Taiwan	35,474	20,267
Uni-President Enterprises Corp.	100,000	264,404
Unitech Printed Circuit Board Corp.(1)	21,000	17,700
United Microelectronics Corp.	161,000	247,894
United Orthopedic Corp.	3,000	10,442
United Renewable Energy Co. Ltd.(1)	3,000	735
Univacco Technology, Inc.	6,000	10,027
Universal Cement Corp.	10,200	10,466
UPC Technology Corp.(1)	28,000	7,627
USI Corp.	15,000	4,811
Utechzone Co. Ltd.	1,000	2,816
UVAT Technology Co. Ltd.	3,000	6,663
Vanguard International Semiconductor Corp.	32,464	89,598
Ventec International Group Co. Ltd.	2,000	4,908
VIA Labs, Inc.	2,000	7,034
Visco Vision, Inc.	2,000	12,389

VisEra Technologies Co. Ltd.	3,000	21,008
Vizionfocus, Inc.	2,000	13,829
Voltronic Power Technology Corp.	1,000	44,563
Wafer Works Corp.	14,000	9,978
Wah Lee Industrial Corp.	1,000	3,563
Walsin Lihwa Corp.	40,419	28,931
Walsin Technology Corp.	5,000	13,430
Walton Advanced Engineering, Inc.	1,000	431
Wan Hai Lines Ltd.	25,150	89,958
We & Win Development Co. Ltd.(1)	1,000	411
Weikeng Industrial Co. Ltd.	14,000	15,181
Win Semiconductors Corp.(1)	8,000	22,544
Winbond Electronics Corp.(1)	75,228	43,686
Winmate, Inc.	2,000	8,915
Winstek Semiconductor Co. Ltd.	2,000	6,214
Wisdom Marine Lines Co. Ltd.	10,000	21,385
Wistron Corp.	80,000	304,873
WITS Corp.	2,131	6,891
Wiwynn Corp.	2,000	157,349
WNC Corp.	15,071	61,116
Wowprime Corp.	4,398	36,817
WPG Holdings Ltd.	7,000	16,302
WT Microelectronics Co. Ltd.	13,395	54,689
WUS Printed Circuit Co. Ltd.	7,000	9,929
XinTec, Inc.	4,000	18,295
Xxentria Technology Materials Corp.	5,450	8,962
Yageo Corp.	949	15,216
Yang Ming Marine Transport Corp.	53,000	139,434
Yem Chio Co. Ltd.	2,000	1,080
Yeong Guan Energy Technology Group Co. Ltd.(1)	1,000	905
YFY, Inc.	26,000	23,880
Young Fast Optoelectronics Co. Ltd.	6,000	10,690
Youngtek Electronics Corp.	6,000	12,233
Yuanta Financial Holding Co. Ltd.	258,083	267,464
Yulon Finance Corp.	7,477	27,428
Yulon Motor Co. Ltd.	17,952	21,719
Zenitron Corp.	11,000	12,349
Zhen Ding Technology Holding Ltd.	23,000	78,058
Zippy Technology Corp.	12,000	21,571
Zyxel Group Corp.	6,898	6,578
		26,052,737
Thailand — 1.5%
AAPICO Hitech PCL, NVDR	9,600	3,982
Advanced Info Service PCL, NVDR	18,100	157,431
Advanced Information Technology PCL, NVDR	43,600	6,053
AEON Thana Sinsap Thailand PCL, NVDR	3,800	11,915
Airports of Thailand PCL, NVDR	44,700	45,194
Amata Corp. PCL, NVDR	46,400	20,504
AP Thailand PCL, NVDR	155,100	32,097
Asia Plus Group Holdings PCL, NVDR	11,200	679
Asset World Corp. PCL, NVDR	47,500	2,857
Bangkok Aviation Fuel Services PCL, NVDR	3,600	910
Bangkok Chain Hospital PCL, NVDR	45,300	18,883
Bangkok Dusit Medical Services PCL, NVDR	114,600	74,942
Bangkok Expressway & Metro PCL, NVDR	114,500	18,650

Bangkok Life Assurance PCL, NVDR	7,900	3,944
BCPG PCL, NVDR	54,500	10,206
BEC World PCL, NVDR	19,700	2,328
Berli Jucker PCL, NVDR	5,200	3,129
BTS Group Holdings PCL, NVDR(1)	88,300	11,977
Bumrungrad Hospital PCL, NVDR	14,900	63,454
Cal-Comp Electronics Thailand PCL, NVDR	341,100	57,014
Carabao Group PCL, NVDR	14,700	26,304
Central Pattana PCL, NVDR	43,500	60,083
Central Plaza Hotel PCL, NVDR	36,300	23,834
Central Retail Corp. PCL, NVDR	40,000	22,741
Charoen Pokphand Foods PCL, NVDR	34,300	25,564
Chularat Hospital PCL, NVDR	148,100	7,034
Com7 PCL, NVDR	35,400	21,425
Country Group Holdings PCL, NVDR(1)	30,000	448
CP ALL PCL, NVDR	24,300	34,731
CP Axtra PCL, NVDR	26,062	14,883
Delta Electronics Thailand PCL, NVDR	26,300	82,986
Ditto Thailand PCL, NVDR	3,180	977
Dohome PCL, NVDR	1,492	161
Eastern Water Resources Development & Management PCL, NVDR	1,400	73
Erawan Group PCL, NVDR	155,400	9,929
Forth Corp. PCL, NVDR	1,500	392
G J Steel PCL, NVDR(1)	218,500	863
Gulf Development PCL, NVDR(1)	22,860	31,337
Gunkul Engineering PCL, NVDR	359,000	15,933
Hana Microelectronics PCL, NVDR	14,200	8,064
Home Product Center PCL, NVDR	231,900	54,286
Humanica PCL, NVDR	1,500	372
Indorama Ventures PCL, NVDR	25,600	15,821
Interlink Communication PCL, NVDR	6,500	999
Jasmine International PCL, NVDR(1)	4,424	214
Jaymart Group Holdings PCL, NVDR	26,500	5,030
JMT Network Services PCL, NVDR	4,300	1,209
Kasikornbank PCL, NVDR	12,300	57,692
KCE Electronics PCL, NVDR	27,500	13,201
KGI Securities Thailand PCL, NVDR	19,600	2,280
Kiatnakin Phatra Bank PCL, NVDR	13,800	19,136
Krung Thai Bank PCL, NVDR	61,600	41,604
Krungthai Card PCL, NVDR	18,200	21,318
Land & Houses PCL, NVDR	211,300	25,848
LPN Development PCL, NVDR	4,500	273
Major Cineplex Group PCL, NVDR	52,200	14,327
MBK PCL, NVDR	19,500	10,329
MC Group PCL, NVDR	16,800	5,111
MCS Steel PCL, NVDR	9,500	2,483
Mega Lifesciences PCL, NVDR	20,100	15,638
Minor International PCL, NVDR	126,900	95,798
MK Restaurants Group PCL, NVDR	11,300	4,890
Muangthai Capital PCL, NVDR	21,400	27,156
Origin Property PCL, NVDR	4,400	233
Osotspa PCL, NVDR	53,800	25,991
Plan B Media PCL, NVDR	103,300	17,307
Polyplex Thailand PCL, NVDR	5,500	1,708
POSCO-Thainox PCL, NVDR	13,400	159

Praram 9 Hospital PCL, NVDR	18,000	13,218
PRG Corp. PCL, NVDR	1,810	388
Pruksa Holding PCL, NVDR	28,700	3,829
Quality Houses PCL, NVDR	234,900	10,226
Rajthanee Hospital PCL, NVDR	5,500	2,048
Ramkhamhaeng Hospital PCL, NVDR	3,800	2,130
Ratchthani Leasing PCL, NVDR	62,670	3,115
RS PCL, NVDR(1)	9,660	82
S Hotels & Resorts PCL, NVDR	22,300	1,053
S Kijchai Enterprise PCL, R Shares, NVDR	10,200	1,796
Sabina PCL, NVDR	12,400	6,148
Samart Corp. PCL, NVDR(1)	98,700	18,625
Sansiri PCL, NVDR	324,300	13,233
Sappe PCL, NVDR	3,600	3,209
SC Asset Corp. PCL, NVDR	40,900	2,026
SCB X PCL, NVDR	4,600	16,601
Sena Development PCL, NVDR	1,800	95
Sermsang Power Corp. Co. Ltd., NVDR	36,297	5,158
Siam Global House PCL, NVDR	45,387	7,579
SISB PCL, NVDR	8,600	3,870
Somboon Advance Technology PCL, NVDR	10,500	3,903
Sri Trang Agro-Industry PCL, NVDR	38,600	15,008
Srisawad Corp. PCL, NVDR	17,282	9,605
Srithai Superware PCL, NVDR	82,300	2,682
Stecon Group PCL, NVDR(1)	93,900	21,113
Stella X PCL, NVDR(1)	15,300	89
STP & I PCL, NVDR(1)	24,500	2,324
Supalai PCL, NVDR	57,300	25,254
Super Energy Corp. PCL, NVDR(1)	468,200	2,416
Tata Steel Thailand PCL, NVDR(1)	5,700	116
Thai Vegetable Oil PCL, NVDR	1,240	850
Thai Wah PCL, NVDR	16,300	1,083
Thaicom PCL, NVDR(1)	38,300	9,894
Thanachart Capital PCL, NVDR	5,400	7,767
TIDLOR Holdings PCL, NVDR	54,844	28,234
Tisco Financial Group PCL, NVDR	4,700	13,951
TKS Technologies PCL, NVDR	7,100	1,113
TMBThanachart Bank PCL, NVDR	506,300	29,574
TOA Paint Thailand PCL, NVDR	7,900	2,573
True Corp. PCL, NVDR(1)	145,905	55,483
TTW PCL, NVDR	8,000	2,120
VGI PCL, NVDR(1)	122,200	8,172
WHA Corp. PCL, NVDR	102,400	9,965
Workpoint Entertainment PCL, NVDR(1)	200	27
Xspring Capital PCL, NVDR(1)	17,700	431
		1,782,500
Turkey — 0.7%
Akbank TAS	47,675	61,997
Akfen Yenilenebilir Enerji AS(1)	36,908	14,682
Aksigorta AS(1)	6,498	963
Alarko Holding AS	3,530	7,312
Albaraka Turk Katilim Bankasi AS	116,694	19,953
Alkim Alkali Kimya AS	2,294	830
Anadolu Anonim Turk Sigorta Sirketi	10,006	22,468
Anadolu Efes Biracilik Ve Malt Sanayii AS	3,725	13,240
Anadolu Hayat Emeklilik AS	1,776	3,505

Aselsan Elektronik Sanayi Ve Ticaret AS	7,994	26,437
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	7,613	18,168
BIM Birlesik Magazalar AS	5,832	70,837
Bogazici Beton Sanayi Ve Ticaret AS	548	358
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	436	806
Bursa Cimento Fabrikasi AS	26,957	4,841
Cemas Dokum Sanayi AS(1)	39,306	8,183
Coca-Cola Icecek AS	10,192	12,680
Dogus Otomotiv Servis ve Ticaret AS	2,214	9,795
EGE Gubre Sanayii AS	377	790
EGE Seramik Sanayi ve Ticaret AS(1)	2,218	171
Enerjisa Enerji AS	2,104	2,862
Enerya Enerji AS	23,674	2,948
Esenboga Elektrik Uretim AS(1)	1,765	2,941
Europap Tezol Kagit Sanayi VE Ticaret AS	1,813	763
Fenerbahce Futbol AS(1)	161	193
Ford Otomotiv Sanayi AS	7,177	14,696
Galata Wind Enerji AS	2,512	1,468
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	924	8,037
Goodyear Lastikleri TAS(1)	1,190	493
Gozde Girisim Sermayesi Yatirim Ortakligi AS(1)	16,120	7,101
GSD Holding AS(1)	17,144	1,592
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	18,413	3,052
Is Finansal Kiralama AS(1)	8,705	2,558
Is Yatirim Menkul Degerler AS	21,240	17,762
Isiklar Enerji ve Yapi Holding AS(1)	39,033	13,279
Jantsa Jant Sanayi Ve Ticaret AS	1,061	541
Karsan Otomotiv Sanayii Ve Ticaret AS(1)	1,394	353
Konya Kagit Sanayi VE Ticaret AS(1)	590	493
Kordsa Teknik Tekstil AS(1)	320	447
Logo Yazilim Sanayi Ve Ticaret AS	460	1,637
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	19,350	15,096
MLP Saglik Hizmetleri AS(1)	2,359	18,977
Naturel Yenilenebilir Enerji Ticaret AS(1)	1,159	1,488
Netas Telekomunikasyon AS(1)	611	745
Parsan Makina Parcalari Sanayii AS(1)	96	187
Penta Teknoloji Urunleri Dagitim Ticaret AS(1)	674	220
Polisan Holding AS(1)	38,417	18,941
Qua Granite Hayal(1)	12,292	1,750
Ral Yatirim Holding AS(1)	4,516	15,102
Sasa Polyester Sanayi AS(1)	34,192	2,861
Segmen Kardesler Gida Uretim Ve Ambalaj Sanayi AS/Turkey	6,131	3,601
Sekerbank Turk AS(1)	191,881	22,075
Selcuk Ecza Deposu Ticaret ve Sanayi AS	5,734	10,010
Sok Marketler Ticaret AS	8,271	7,002
TAB Gida Sanayi Ve Ticaret AS, Class A	1,949	8,601
TAV Havalimanlari Holding AS(1)	8,692	48,340
Tekfen Holding AS	6,362	18,011
Teknosa Ic Ve Dis Ticaret AS(1)	554	276
Tofas Turk Otomobil Fabrikasi AS	1,711	7,750
Turcas Petrol AS	942	660
Turk Traktor ve Ziraat Makineleri AS	937	13,357
Turkcell Iletisim Hizmetleri AS, ADR	8,438	51,303
Turkiye Halk Bankasi AS(1)	12,135	6,020
Turkiye Is Bankasi AS, C Shares	155,645	42,702

Turkiye Sigorta AS	27,510	11,576
Turkiye Sinai Kalkinma Bankasi AS(1)	58,807	16,358
Turkiye Vakiflar Bankasi TAO, D Shares(1)	46,304	26,642
Ulker Biskuvi Sanayi AS(1)	6,859	18,480
Usak Seramik Sanayii AS(1)	233,484	31,670
Vakif Finansal Kiralama AS(1)	87,205	4,583
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	6,906	9,541
Vestel Beyaz Esya Sanayi ve Ticaret AS	22,519	5,017
Vestel Elektronik Sanayi ve Ticaret AS(1)	7,140	6,035
Yapi ve Kredi Bankasi AS(1)	77,721	50,502
Yigit Aku Malzemeleri Nakliyat Turizm Ins San Ve Tic AS(1)	3,211	1,917
Yunsa Yunlu Sanayi VE Ticare AS	14,664	1,897
		880,525
United States — 0.2%
Coupang, Inc.(1)	9,265	259,883
TOTAL COMMON STOCKS (Cost $103,118,319)		121,604,878
RIGHTS — 0.0%
India — 0.0%
Mahindra & Mahindra Financial Services Ltd.(1)	2,728	2,109
Mahindra Lifespace Developers Ltd.(1)	82	86
TOTAL RIGHTS (Cost $—)		2,195
WARRANTS — 0.0%
Brazil — 0.0%
Marisa Lojas SA(1)	1,657	87
Malaysia — 0.0%
Eco World Development Group Bhd.(1)	360	63
Supermax Corp. Bhd.(1)	3,768	186
Top Glove Corp. Bhd.(1)	1,600	77
VS Industry Bhd.(1)	15,360	198
		524
Thailand — 0.0%
Better World Green PCL, NVDR(1)	14,783	5
Buriram Sugar PCL, NVDR(1)	950	4
Jasmine International PCL, NVDR(1)	2,212	34
Kiatnakin Phatra Bank PCL, NVDR(1)	450	9
Origin Property PCL, NVDR(1)	1,025	6
Roctec Global PCL, NVDR(1)	5,800	5
RS PCL, NVDR(1)	418	2
Stella X PCL, NVDR(1)	2,600	1
TEAM Consulting Engineering & Management PCL, NVDR(1)	3,120	15
VGI PCL, NVDR(1)	5,330	107
		188
TOTAL WARRANTS (Cost $—)		799
SHORT-TERM INVESTMENTS — 0.9%
Money Market Funds — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	272,552	272,552
State Street Navigator Securities Lending Government Money Market Portfolio(3)	791,494	791,494
TOTAL SHORT-TERM INVESTMENTS (Cost $1,064,046)		1,064,046
TOTAL INVESTMENT SECURITIES — 101.1% (Cost $104,182,365)		122,671,918
OTHER ASSETS AND LIABILITIES — (1.1)%		(1,364,806)
TOTAL NET ASSETS — 100.0%		$121,307,112

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	28.6%
Information Technology	21.0%
Consumer Discretionary	16.4%
Communication Services	8.5%
Industrials	8.4%
Health Care	5.0%
Consumer Staples	4.4%
Materials	4.0%
Real Estate	2.5%
Utilities	1.4%
Energy	0.0%
Short-Term Investments	0.9%
Other Assets and Liabilities	(1.1)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,777,887. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,889,692, which includes securities collateral of $1,098,198.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$2,400,599	$3,499,068	—
Chile	184,392	525,142	—
China	7,078,250	25,001,841	—
Colombia	55,060	91,966	—
Czech Republic	—	202,427	—
Egypt	—	119,674	—
Greece	—	864,287	—
Hong Kong	—	5,829	—
Hungary	—	411,433	—
India	2,199,711	22,820,114	—
Indonesia	265,276	1,589,217	—
Malaysia	—	2,033,099	—
Mexico	772,806	1,803,693	—
Peru	326,801	—	—
Philippines	25,469	687,651	—
Poland	—	1,587,952	—
South Africa	527,629	3,977,638	—
South Korea	1,046,947	12,525,262	—
Taiwan	7,567,327	18,485,410	—
Thailand	—	1,782,500	—
Turkey	51,303	829,222	—
United States	259,883	—	—
Rights	—	2,195	—
Warrants	—	799	—
Short-Term Investments	1,064,046	—	—
	$23,825,499	$98,846,419	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.